As filed with the Securities and Exchange Commission on December 21, 2020

1933 Act Registration No. 033-[            ]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to paragraph (a) of Rule 488

[X] on January 21, 2021 pursuant to paragraph (a) of Rule 488

Title of Securities Being Registered: Shares of Beneficial Interest.

PROXY MATERIALS

DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series

Delaware VIP High Yield Series

Delaware VIP Limited-Term Diversified Income Series

Delaware VIP REIT Series

Delaware VIP Smid Cap Core Series

Delaware VIP U.S. Growth Series

Delaware VIP Value Series

100 Independence

610 Market Street

Philadelphia, PA 19106-2354

[January 20], 2021

ACTION REQUIRED

Dear Contract Owners and Shareholders:

You are cordially invited to a joint special meeting of shareholders of each of the following Delaware VIP Trust series: Delaware VIP Diversified Income Series, Delaware VIP High Yield Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Smid Cap Core Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series (each, a “Delaware Fund,” and collectively, the “Delaware Funds”). The meeting will be held at [______] a.m., Eastern Time, at [the offices of Delaware Management Company], on [April 7], 2021 (together with any postponements or adjournments thereof, the “Meeting”). The purpose of the Meeting is to vote on an important proposal that affects the Delaware Funds.

Shares of the Delaware Funds are sold directly or indirectly to insurance company separate accounts that support certain variable annuity contracts and variable life insurance policies issued by such companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) Contract Owners – as beneficial shareholders of Delaware Fund shares – have the right to instruct the insurance companies, as the record owners of the shares, how to vote the shares. Because you are a Contract Owner, you are entitled to provide voting instructions.

The Board of Trustees of Delaware VIP Trust has approved an Agreement and Plan of Reorganization (the “Agreement”) for the Delaware Funds where each Delaware Fund would be reorganized into a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Lincoln Variable Insurance Products Trust (each, a “Reorganization” and together, the “Reorganizations”). Following the Reorganizations, each Acquiring Fund will be managed by Lincoln Investment Advisors Corporation, which is part of the Lincoln Financial Group. At the Meeting, you will be asked to vote on the Agreement.

The Board of Trustees of the Delaware VIP® Trust has unanimously approved and recommends that you vote “FOR” the Agreement.

The enclosed Combined Proxy Statement/Prospectus describes the Agreement and compares each Delaware Fund to its corresponding Acquiring Fund. You should review these materials carefully. If shareholders approve the Agreement, the Reorganizations are expected to occur on or about [May 7], 2021.

Your vote is important no matter how many shares you own. After reviewing the enclosed materials, please take a moment to sign and return your proxy card in the enclosed postage-paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. It is important that we receive your vote by [______], 2021 at [______] a.m. If you attend the Meeting, you may vote in person. If you have questions, please call our proxy solicitor, [Computershare Fund Services , at

(xxx) xxx-xxxx]. If we do not hear from you, you may receive a telephone call from our proxy solicitor encouraging you to vote.

Sincerely,

Shawn K. Lytle
President, Chief Executive Officer, and Trustee

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NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on [April 7], 2021

DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series

Delaware VIP High Yield Series

Delaware VIP Limited-Term Diversified Income Series

Delaware VIP REIT Series

Delaware VIP Smid Cap Core Series

Delaware VIP U.S. Growth Series

Delaware VIP Value Series

100 Independence

610 Market Street

Philadelphia, PA 19106-2354

(800) 523-1918

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Delaware VIP Trust series identified in the proposal below (each, a “Delaware Fund” and collectively, the “Delaware Funds”) will be held on [April 7], 2021 at [______] a.m., Eastern Time, at [100 Independence, 610 Market Street, Philadelphia, Pennsylvania, 19106-2354].

The purpose of the Meeting is for shareholders of each Delaware Fund to consider and vote upon the following proposal:

1. To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for:

1(a)	The reorganization of the Delaware VIP Diversified Income Series into the LVIP Delaware Diversified Income Fund;

1(b)	The reorganization of the Delaware VIP High Yield Series into the LVIP Delaware High Yield Fund;

1(c)	The reorganization of the Delaware VIP Limited-Term Diversified Income Series into the LVIP Delaware Limited-Term Diversified Income Fund;

1(d)	The reorganization of the Delaware VIP REIT Series into the LVIP Delaware REIT Fund;

1(e)	The reorganization of the Delaware VIP Smid Cap Core Series into the LVIP Delaware SMID Cap Core Fund;

1(f)	The reorganization of the Delaware VIP U.S. Growth Series into the LVIP Delaware U.S. Growth Fund; and

1(g)	The reorganization of the Delaware VIP Value Series into the LVIP Delaware Value Fund (each, a “Reorganization” and together, the “Reorganizations”).

2. To transact other business that may properly come before the Meeting.

The Agreement provides for the reorganization of each Delaware Fund into a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Lincoln Variable Insurance Products Trust. Following the Reorganizations, each Acquiring Fund will be managed by Lincoln Investment Advisors Corporation, which is part of the Lincoln Financial Group. If shareholders of a Delaware Fund approve the Agreement, and certain other closing conditions are satisfied or waived, the shareholders of the Delaware Fund will become shareholders of the corresponding Acquiring Fund.

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Shares of the Delaware Funds are sold directly or indirectly to insurance company separate accounts that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) Contract Owners – as beneficial shareholders of Delaware Fund shares – have the right to instruct the insurance companies, as the record owners of the shares, how to vote the shares. Because you are a Contract Owner, you are entitled to provide voting instructions. Contract Owners of Accounts issued by The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York beneficially owned more than 95% of the Delaware Funds.

Shareholders of record as of the close of business on [January 4], 2021 are entitled to notice of, and to vote at, the Meeting. Shareholders of each Delaware Fund will vote separately on the Agreement, with all classes of the Delaware Fund voting together, and the proposed Reorganization will be effected as to a particular Delaware Fund only if that Fund’s shareholders approve the Agreement and certain conditions of the Agreement are met or waived.

The Board of Trustees of the Delaware VIP® Trust has unanimously approved and recommends that you cast your vote “FOR” the Agreement as described in the Combined Proxy Statement/ Prospectus.

You are requested to complete, date, and sign the enclosed proxy card/cards and return it/them promptly in the envelope provided for that purpose. Your proxy card/cards also provides/provide instructions for voting via telephone or the Internet if you wish to utilize these voting options. Some shareholders hold shares of more than one Delaware Fund and may receive proxy cards or proxy materials for each Delaware Fund owned. Please sign and return the proxy card in the postage-paid return envelope, or vote via telephone or the Internet, for each Delaware Fund held.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

By Order of the Board of Trustees of the Delaware VIP Trust,

[January 20], 2021
Shawn K. Lytle

President, Chief Executive Officer, and Trustee

Your vote is very important to us regardless of the number of shares you hold. Shareholders who do not expect to attend the Meeting are requested to complete, sign, date and return the accompanying proxy card(s) in the enclosed envelope, which needs no postage if mailed in the United States. It is important that your proxy card(s) be returned promptly.

For your convenience, you may also vote by telephone or the Internet by following the enclosed instructions. If you vote by telephone or via the Internet, please do not return your proxy card(s) unless you elect to change your vote.

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IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Combined Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q.          Why are you sending me the Combined Proxy Statement/Prospectus?

A.          You are receiving a Combined Proxy Statement/Prospectus because you beneficially owned shares of one or more Delaware Funds noted in the chart below as of [______], 2021 and you have the right to vote on a very important proposal. We refer to each Fund as a “Delaware Fund,” and collectively the “Delaware Funds.” The Combined Proxy Statement/Prospectus contains information that you should know before voting on the proposal which, if approved and consummated, will result in important changes to your Delaware Fund investment.

Q.          What am I being asked to vote upon?

A.          You are being asked to approve an Agreement and Plan of Reorganization (the “Agreement”) to effect the reorganization of the Delaware Fund(s) of which you own shares into corresponding newly formed fund(s) in a different mutual fund family, sponsored by the Lincoln Financial Group.

The table below shows the Delaware Funds and the corresponding newly formed funds in the Lincoln Variable Insurance Products Trust (each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”).

Delaware Fund	Corresponding Acquiring Fund
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Delaware VIP Value Series	LVIP Delaware Value Fund

If shareholders of a Delaware Fund approve the Agreement and certain other closing conditions are satisfied or waived, the Standard Class shares and Service Class shares you currently own of a Delaware Fund would be exchanged for the same value of Standard Class shares and Service Class shares, respectively, of the corresponding Acquiring Fund. We refer to this transaction as a “Reorganization,” and collectively, as the “Reorganizations.”

Q.          Why are the Reorganizations being proposed?

A.          The Board of Trustees of the Delaware VIP Trust (the “Delaware Board”) concluded that the Reorganizations are in the best interests of each Delaware Fund. The Reorganizations are expected to benefit the shareholders of the Delaware Funds by, among other things, offering general continuity of investment personnel and generally the same or similar principal investment strategies while also providing the reputation, financial strength, resources and operational oversight of the Lincoln Financial Group with respect to funds that serve as investment options for their

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insurance products. In addition, the Acquiring Funds will become eligible for greater placement as investment options within Lincoln Financial Group’s suite of insurance products. These opportunities may result in greater economies of scale for the Acquiring Funds as compared to the Delaware Funds, which will ultimately benefit shareholders.

Q.          What effect will a Reorganization have on me as a shareholder of a Delaware Fund?

A.          Upon the closing of a Reorganization, the Standard Class shares and/or Service Class shares you currently own of the applicable Delaware Fund would be exchanged for the same value of Standard Class shares and Service Class shares, respectively, of the corresponding Acquiring Fund.

Q.          If the Agreement is approved by shareholders, who will be managing my Fund?

A.          Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust, currently serves as the investment adviser for each Delaware Fund, and its affiliated firms – which also are part of the Macquarie organization – currently provide sub-advisory services for each Delaware Fund, except for Delaware VIP® U.S. Growth Series, which currently has an unaffiliated sub-adviser.

Lincoln Investment Advisor Corporation (“LIAC”) serves as the investment adviser for each Acquiring Fund. LIAC is part of the Lincoln Financial Group, and, as of December 31, 2020, LIAC managed $[XX] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

If shareholders of a Delaware Fund approve the Agreement, and certain other closing conditions are satisfied or waived, Delaware Investments Fund Advisers (“DIFA”) will serve as the sub-adviser to each Acquiring Fund. Generally, the Macquarie firms that currently provide sub-advisory investment management services for a Delaware Fund will provide sub-sub-advisory services for the corresponding Acquiring Fund. DIFA and DMC are both series of Macquarie Investment Management Business Trust, an SEC-registered investment adviser, and they share many of the same investment personnel. DIFA provides investment sub-advisory services to certain third-party funds.

The Acquiring Funds will be managed on a day-to-day basis by the same team of financial professionals that manage the corresponding Delaware Funds, with the exception of LVIP Delaware U.S. Growth Fund. LVIP Delaware U.S. Growth Fund will be managed on a day-to-day basis by affiliated sub-advisers, Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited.

Q.          Are there any significant differences between the investment objectives and principal investment strategies and principal risks of each Delaware Fund and its corresponding Acquiring Fund?

A.          Each Acquiring Fund has the same or substantially the same investment objective and the same or similar principal investment strategies and principal risks as its corresponding Delaware Fund, with the exception of the LVIP Delaware U.S. Growth Fund with respect to its diversification.

The investment objective of the LVIP Delaware U.S. Growth Fund is to seek long-term capital appreciation and the LVIP Delaware U.S. Growth Fund invests primarily in common stocks of U.S. companies that its sub-adviser believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The LVIP Delaware U.S. Growth Fund is non-diversified for purposes of the Investment Company Act of the 1940 (the “1940 Act”). The investment objective of the Delaware VIP U.S. Growth Series is the same, and the principal investment strategies are similar, but the Delaware VIP U.S. Growth Series operates as a diversified fund for purposes of the 1940 Act.

Because each Acquiring Fund has the same or substantially the same investment objective and the same or similar principal investment strategies and principal risks as its corresponding Delaware Fund, the Reorganizations generally should not change the risk/return profile for Delaware Fund shareholders. However, the risk/return profile for shareholders of the Delaware VIP U.S. Growth Fund, which is a diversified fund, may be affected following the Reorganization because the LVIP Delaware U.S. Growth Fund is a non-diversified fund. A non-diversified fund may invest a greater percentage of its assets in a particular issuer than a diversified fund and may therefore be more susceptible to the risks of a particular issuer.

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Q.          Are there any significant differences between the advisory fee or total annual fund operating expenses of the Delaware Funds and their corresponding Acquiring Funds?

A.          The investment advisory fee schedule for each Acquiring Fund provides for the same or lower fees than that of its corresponding Delaware Fund. The total annual fund operating expenses of certain Acquiring Funds may be higher than the total annual fund operating expenses of the corresponding Delaware Fund. However, LIAC has agreed to reimburse fund expenses of each Acquiring Fund for two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding Delaware Fund.

Q.          Will there be any sales load, commission or other transactional fee in connection with the Reorganizations?

A.          No. The shares of each Delaware Fund that you own will be exchanged for an equal value of shares of the same class of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.          What are the expected federal income tax consequences of the Reorganizations?

A.          Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Therefore, each Delaware Fund and its shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of a Reorganization.

Q.          Has the Delaware Board considered the Agreement and the Reorganizations, and how does it recommend that I vote?

A.          The Delaware Board, including the Independent Trustees, has carefully considered the Agreement and the Reorganizations and unanimously recommends that you vote “FOR” the Agreement.

Q.          What is the anticipated timing of the Reorganizations?

A.          The Reorganizations are expected to occur on or about [May 7], 2021.

Q.          What will happen if shareholders of a Delaware Fund do not approve the Agreement?

A.          If shareholders of a Delaware Fund do not approve the Agreement or if a Reorganization is not completed for any other reason, the Delaware Board, on behalf of the applicable Delaware Fund, will consider other possible courses of action, including continuing to operate the Delaware Fund as a stand-alone fund, merging the Delaware Fund into another fund or liquidating the Delaware Fund.

Q.          Will any Delaware Fund or Acquiring Fund pay the costs of this proxy solicitation or any direct costs in connection with the proposed Reorganizations?

A.          No. None of the Delaware Funds or Acquiring Funds will bear these costs. LIAC will bear all expenses of the Reorganizations as set forth in the Agreement.

Q.          How do I vote my shares?

A.          For your convenience, there are several ways you can vote:

•	By telephone (call the toll free number listed on your proxy card or cards)

•	By Internet (log on to the website listed on your proxy card or cards)

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•	By mail (using the enclosed postage prepaid envelope)

•	By attending the virtual shareholder meeting (using the instructions included with this Combined Proxy Statement/Prospectus)

•	[In person at the shareholder meeting scheduled to occur at [_____] a.m. Eastern Time, on [____________], 2021, at [100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106-2354]

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card(s) for instructions for voting by telephone, Internet or mail.

Q.          How Can I Attend the Special Meeting

A.          You will be able to attend the Special Meeting online and submit your questions during the meeting by visiting www.meetingcenter.io/xxxxxx. You will also be able to vote your shares online by attending the Special Meeting by webcast. To participate in the Special Meeting, you will need to log on using the control number from your Vote Instruction Card. The control number and password can be found in the shaded box.

The [April 7], 2021 online Special Meeting will begin promptly at [                  ] a.m. Eastern time. We encourage you to access the meeting prior to the start time leaving ample time for check in. Please follow the access instructions as outlined in this proxy statement.

Q.          Whom should I call if I have questions?

A.          If you need any assistance, or have any questions regarding the Agreement, the Reorganizations or how to vote your shares, please call [_________________ at (xxx) xxx-xxxx].

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DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series

Delaware VIP High Yield Series

Delaware VIP Limited-Term Diversified Income Series

Delaware VIP REIT Series

Delaware VIP Smid Cap Core Series

Delaware VIP U.S. Growth Series

Delaware VIP Value Series

100 Independence

610 Market Street

Philadelphia, Pennsylvania 19106-2354

(800) 523-1918

Lincoln Variable Insurance Products Trust

1300 South Clinton Street

Fort Wayne, IN 46802

COMBINED PROXY STATEMENT/PROSPECTUS

[January 20], 2021

Introduction

This combined proxy statement/prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to shareholders of the Delaware VIP Trust series identified above (each, a “Delaware Fund” and collectively, the “Delaware Funds”). The Combined Proxy Statement/Prospectus is also being furnished to insurance contract owners (“Contract Owners”) who beneficially owned shares of a Delaware Fund. The Board of Trustees of Delaware VIP Trust, of which the Delaware Funds are series, are soliciting votes for a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Delaware Funds. The meeting will be held on [April 7], 2021 at [______] a.m., Eastern Time, at [100 Independence, 610 Market Street, Philadelphia, Pennsylvania 19106-2354].

The purpose of the Meeting is for shareholders of each Delaware Fund to consider and vote upon the following proposal:

1. To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for:

1(a)	The reorganization of the Delaware VIP Diversified Income Series into the LVIP Delaware Diversified Income Fund;

1(b)	The reorganization of the Delaware VIP High Yield Series into the LVIP Delaware High Yield Fund;

1(c)	The reorganization of the Delaware VIP Limited-Term Diversified Income Series into the LVIP Delaware Limited-Term Diversified Income Fund;

1(d)	The reorganization of the Delaware VIP REIT Series into the LVIP Delaware REIT Fund;

1(e)	The reorganization of the Delaware VIP Smid Cap Core Series into the LVIP Delaware SMID Cap Core Fund;

1(f)	The reorganization of the Delaware VIP U.S. Growth Series into the LVIP Delaware U.S. Growth Fund; and

1(g)	The reorganization of the Delaware VIP Value Series into the LVIP Delaware Value Fund (each, a “Reorganization” and together, the “Reorganizations”).

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2. To transact other business that may properly come before the Meeting.

The Agreement provides for the reorganization of each Delaware Fund into a corresponding, newly formed LVIP Fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Lincoln Variable Insurance Products Trust. Following the Reorganizations, each Acquiring Fund will be managed by Lincoln Investment Advisors Corporation, which is part of the Lincoln Financial Group. If shareholders of a Delaware Fund approve the Agreement, and certain other closing conditions are satisfied or waived, they will become shareholders of the corresponding Acquiring Fund.

Shares of the Delaware Funds are sold directly or indirectly to insurance company separate accounts that support certain variable annuity contracts and variable life insurance policies (the “Accounts”) issued by such companies. (For convenience, contract owners and policy participants are referred to collectively as “Contract Owners.”) Contract Owners – as beneficial shareholders of Delaware Fund shares – have the right to instruct the insurance companies, as the record owners of the shares, how to vote those shares. Because you are a Contract Owner, you are entitled to provide voting instructions. Contract Owners of Accounts issued by The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York beneficially owned more than 95% of the Delaware Funds.

This Combined Proxy Statement/Prospectus contains information that shareholders of the Delaware Funds should know before voting on the Agreement that is described herein and should be retained for future reference. It is both the proxy statement of the Delaware Funds and also a prospectus for the Acquiring Funds. Each Delaware Fund and Acquiring Fund is a registered open-end management investment company. We sometimes refer to the Delaware Funds and the Acquiring Funds collectively as the “Funds” and to a fund individually as a “Fund.”

The Reorganization of each Delaware Fund with and into its corresponding Acquiring Fund as described in the Agreement, will involve three steps:

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The transfer by each Delaware Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the Delaware Fund and issuing shares of the corresponding Acquiring Fund to the Delaware Fund equal to the aggregate net asset value of the Delaware Fund’s shares owned by the Delaware Fund’s shareholders on the closing date of the Reorganization;

•

The pro rata distribution of shares of the same class of the Acquiring Fund to the shareholders of record of the Delaware Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Delaware Fund held by such shareholders; and

•	The winding up of the affairs of each Delaware Fund.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the value of the Acquiring Fund shares that you will receive after the closing of the Reorganization will be the same as the value of the shares of the Delaware Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax as a direct result of the Reorganization. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganizations. See “Federal Income Tax Consequences” for more information.

The Board of Trustees of the Delaware VIP Trust (the “Delaware Board”) has fixed the close of business on [January 4], 2021 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Each shareholder of a Delaware Fund shall be entitled to one vote for each full share owned, and a fractional vote for each fractional share owned. Regardless of the class of shares they own, shareholders of all classes of a Delaware Fund will vote as a single class on the Agreement. We intend to mail this Combined Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about [January XX], 2021 to all shareholders entitled to vote at the Meeting.

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After careful consideration of the proposed Agreement and the Reorganizations, the Delaware Board has unanimously approved the Agreement. If shareholders of a Delaware Fund do not approve the Agreement, the Delaware Board will consider what further action is appropriate.

This Combined Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Delaware Fund.

Additional information about the Funds is available in the:

•	The prospectuses for the Delaware Funds, dated April 29, 2020 (Accession No. 0001145443-20-000246), as supplemented;
•	The prospectuses for the Acquiring Funds, dated December 15, 2020 (Accession No. 0001193125-20-318155);
•	The Statement of Additional Information for the Delaware Funds dated April 29, 2020 (Accession No. 0001145443-20-000246), as supplemented;
•	The Statement of Additional Information for the Acquiring Funds dated December 15, 2020 (Accession No. 0001193125-20-318155);
•	The Annual Reports to shareholders of the Delaware Funds for the fiscal year ended December 31, 2019 (Accession No. 0001206774-20-000740);
•	The Semi-Annual Reports to shareholders of the Delaware Funds for the six months ended June 30, 2020 (Accession No. 0001206774-20-002735); and
•	The Statement of Additional Information, dated [January 20], 2021, relating to this Combined Proxy Statement/Prospectus.

Exhibit B contains a list of the specific prospectuses and supplements thereto incorporated by reference into the Combined Proxy Statement/Prospectus. These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Delaware Funds and the Acquiring Funds and supplements thereto are incorporated herein by reference and are legally deemed to be part of this Combined Proxy Statement/Prospectus. The Statement of Additional Information to this Combined Proxy Statement/Prospectus (“SAI”), dated the same date as this Combined Proxy Statement/Prospectus, is incorporated by reference, is deemed to be part of this Combined Proxy Statement/Prospectus, and is available upon oral or written request from the Lincoln Variable Insurance Products Trust, at the address and toll-free telephone number noted below. The Delaware Funds’ prospectuses, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders have been previously mailed to shareholders of the Delaware Funds and are available on the Delaware Funds’ website at delawarefunds.com/vip-literature.

Copies of all of these documents are available upon request without charge by visiting, writing to, or calling:

For Delaware Fund Documents:	For Acquiring Fund Documents:

DELAWARE VIP® TRUST 100 Independence 610 Market Street Philadelphia, PA 19106-2354 (800) 523-1918	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST 1300 South Clinton Street Fort Wayne, IN 46802 (800) 454-6265

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-2736, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

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These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Combined Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

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Exhibits

PROPOSAL:

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

On November 18, 2020, the Delaware Board, on behalf of each Delaware Fund, unanimously voted to approve the Agreement, subject to approval by shareholders of the applicable Delaware Fund and other closing conditions.

In each Reorganization, each Delaware Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. Each Acquiring Fund will then issue shares to the corresponding Delaware Fund, which will distribute such shares pro rata to shareholders of the Delaware Fund. Any shares you beneficially own of a Delaware Fund at the time of a Reorganization will be cancelled and you will receive shares, in the same share class, of the corresponding Acquiring Fund having a value equal to the value of your shares of the Delaware Fund. No gain or loss for federal income tax purposes is expected to be recognized by any shareholder of a Delaware Fund as a direct result of the Reorganization, as discussed below under “Federal Income Tax Consequences.” If the Agreement is approved by shareholders and certain other conditions are met, each Reorganization is expected to occur on or about [May 1], 2021.

Reasons for the Reorganizations

The Delaware Board approved the Agreement after considering each proposed Reorganization and concluding that participation in the proposed Reorganization would be in the best interest of each Delaware Fund. In connection with its review of the Reorganizations and the Agreement, the Delaware Board considered, among other factors:

•	Representations regarding the reputation, financial strength and resources of the Lincoln Financial Group;
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The nature, quality and extent of services to be provided to the Acquiring Funds and their shareholders by investment adviser Lincoln Investment Advisors Corporation (“LIAC”) following the Reorganizations;

•	The similarities and differences, if any, between the investment objectives, principal investment strategies and risks of each Delaware Fund and those of the corresponding Acquiring Fund;
•	DIFA, an affiliate of DMC, would sub-advise the Acquiring Funds after the Reorganization;
•

The historical investment performance records of the Delaware Funds and certain investment strategies that will be used by the proposed portfolio managers in managing the Acquiring Funds following the Reorganizations;

•	The anticipated benefits to the shareholders of the Delaware Funds, including operating efficiencies, that may be achieved from the Reorganizations;
•	The distribution arrangements that will be available to the Acquiring Funds following the Reorganizations;
•	The transition from the Delaware Funds’ current service providers to the Acquiring Funds’ service providers following the Reorganizations;
•

The current management fee schedules of the Delaware Funds and the proposed management fee schedules of the Acquiring Funds, and that LIAC and the Acquiring Funds’ administrator will provide a two-year contractual undertaking that will limit the total expense ratio of each share class of each Delaware Fund to such share class’s total expense ratio immediately after the Reorganizations;

•	LIAC, and not the Funds, will pay all expenses of the Delaware Funds and the Acquiring Funds arising in connection with the Reorganizations as set forth in the Agreement;
•	Each Reorganization is expected to be a tax-free reorganization for federal income tax purposes; and
•	The terms and conditions of the Agreement, including each Acquiring Fund’s assumption of all of the liabilities of the corresponding Delaware Fund.

For a more complete discussion of the factors considered by the Delaware Board in approving the Agreement, see the section entitled “Board Considerations” in this Combined Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

As shown in Exhibit D, each Acquiring Fund has an investment objective identical to that of its corresponding Delaware Fund.

The table below shows the investment objective for each Acquiring Fund.

Acquiring Fund	Acquiring Fund Investment Objective
LVIP Delaware Diversified Income Fund	to seek maximum long term total return, consistent with reasonable risk.
LVIP Delaware High Yield Fund	to seek total return and, as a secondary objective, high current income.
LVIP Delaware Limited-Term Diversified Income Fund	to seek maximum total return, consistent with reasonable risk.
LVIP Delaware REIT Fund	to seek maximum long-term total return, with capital appreciation as a secondary objective.
LVIP Delaware U.S. Growth Fund	to seek long-term capital appreciation.
LVIP Delaware SMID Cap Core Fund	to seek long-term capital appreciation.
LVIP Delaware Value Fund	to seek long-term capital appreciation.

Each Acquiring Fund has similar or identical principal investment strategies as its corresponding Delaware Fund except for the LVIP Delaware REIT Fund.

For Delaware VIP U.S. Growth Series, the Acquiring Fund’s investment strategy is similar, but the Acquiring Fund is non-diversified for purposes of the 1940 Act, while the Delaware VIP U.S. Growth Series operates as a diversified fund for purposes of the 1940 Act. This difference may affect the risk/return profile for shareholders of Delaware VIP U.S. Growth Series.

Please see Exhibit D for a comparison of the principal investment strategies of the Funds and a description of the material differences in the principal investment strategies between each Delaware Fund and its corresponding Acquiring Fund.

Principal Risks Associated with the Acquiring Funds

Because each Acquiring Fund has the same investment objective and each Acquiring Fund has the same or similar principal investment strategies and principal risks as its corresponding Delaware Fund, the Reorganizations generally should not change the risk/return profile for Fund shareholders. However, the risk/return profile for shareholders of Delaware VIP U.S. Growth Fund, which is a diversified fund, may be affected following the Reorganization because the LVIP Delaware U.S. Growth Fund is a non-diversified fund. A non-diversified fund may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Exhibit D shows a comparison of these risks and highlights any material differences. In addition, the prospectuses of the Acquiring Funds contain a discussion of their risks. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Combined Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Comparison of Fundamental Investment Restrictions

The 1940 Act requires, and each of the Delaware Funds and the Acquiring Funds have, fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Each Delaware Fund and its corresponding Acquiring Fund have similar fundamental investment restrictions, except as noted in Exhibit C, which provides a side-by-side comparison of each fundamental investment restriction and notes any material differences.

Both the Delaware Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Delaware Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Combined Proxy Statement/Prospectus for a description of how you can obtain a copy of the Delaware Funds’ and Acquiring Funds’ SAIs.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Delaware Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses, but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds will implement fee waivers for two years from the closing date of the Reorganizations as necessary to ensure that the total expense ratio for each class of shares of the corresponding Acquiring Fund (after waivers if applicable) is no higher than that of the corresponding class of the corresponding Delaware Fund (after waivers if applicable) and if those waivers are not renewed upon the end of the two years after the closing date of the Reorganizations, the expense ratios of certain Acquiring Funds after two years from the closing date of the Reorganizations may be higher than the current expense ratios of the corresponding Delaware Funds.

DELAWARE VIP® DIVERSIFIED INCOME SERIES LVIP DELAWARE DIVERISIFIED INCOME FUND
	Delaware VIP Diversified Income Series		LVIP Delaware Diversified Income Fund (Acquiring Fund) Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.58%		0.58%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%
Other Expenses	0.06%		0.08%
Total annual fund operating expenses	0.64%		0.66%
Less Fee Waiver and Expense Reimbursement	(0.04%)	[1]	(0.12%)	[3]
Net annual fund operating expenses	0.60%	[2]	0.54%	[2]

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.58%		0.58%
Distribution and/or Service (12b-1) Fees	0.30%		0.30%
Other Expenses	0.06%		0.08%
Total annual fund operating expenses	0.94%		0.96%

Less Fee Waiver and Expense Reimbursement	(0.04%)	[1]	(0.12%)	[3]
Net annual fund operating expenses	0.90%	[2]	0.84%	[2]
1.

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.60% for Standard Class and Service Class of the Series’ average daily net assets from April 29, 2020 through April 30, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

2.

Fees and expenses for Delaware VIP Diversified Income Series are based on those incurred by it for the 12-month period ended June 30, 2020. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2020.

3.

Effective upon the adoption of Delaware VIP Diversified Income Series, LIAC has contractually agreed to limit the Acquiring Fund’s Operating Expenses at the levels shown above for two years following the Reorganization. The intended effect is to limit the Fund’s net annual fund operating expense ratio to 0.54% for Standard Class and 0.84% for Service Class until May 7, 2023. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC. Any reimbursements made by the LIAC are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

DELAWARE VIP® HIGH YIELD SERIES LVIP DELAWARE HIGH YIELD FUND
	Delaware VIP High Yield Series		LVIP Delaware High Yield Fund (Acquiring Fund) Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.65%		0.65%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%
Other Expenses [1]	0.11%		0.11%
Total annual fund operating expenses	0.76%		0.76%
Less Fee Waiver and Expense Reimbursement	(0.02%)	[1]	(0.02%)	[3]
Net annual fund operating expenses	0.74%	[2]	0.74%	[2]

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.65%		0.65%
Distribution and/or Service (12b-1) Fees	0.30%		0.30%
Other Expenses [1]	0.11%		0.11%
Total annual fund operating expenses	1.06%		1.06%
Less Fee Waiver and Expense Reimbursement	(0.02%)	[1]	(0.02%)	[3]
Net annual fund operating expenses	1.04%	[2]	1.04%	[2]
1.

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% for Standard Class and Service Class of the Series’ average daily net assets from April 29, 2020 through April 30, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

2.

Fees and expenses for Delaware VIP High Yield Series are based on those incurred by it for the 12-month period ended June 30, 2020. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2020.

3.

LIAC has contractually agreed to limit the Acquiring Fund’s Operating Expenses at the levels shown above for two years following the Reorganization. The intended effect is to limit the Fund’s net annual fund operating expense ratio to 0.74% for Standard Class and 1.04% for Service Class until May 7, 2023. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC. Any reimbursements made by the LIAC are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES LVIP DELAWARE LIMITED-TERM DIVERISIFIED INCOME FUND
	Delaware VIP Limited-Term Diversified Income Series		LVIP Delaware Limited-Term Diversified Income Fund (Acquiring Fund) Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.48%		0.48%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%
Other Expenses [1]	0.06%		0.07%
Total annual fund operating expenses	0.54%		0.55%
Less Fee Waiver and Expense Reimbursement	(0.01%)	[1]	(0.02%)	[3]
Net annual fund operating expenses	0.53%	[2]	0.53%	[2]

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.48%		0.48%
Distribution and/or Service (12b-1) Fees	0.30%		0.30%
Other Expenses [1]	0.06%		0.07%
Total annual fund operating expenses	0.84%		0.85%
Less Fee Waiver and Expense Reimbursement	(0.01%)	[1]	(0.02%)	[3]
Net annual fund operating expenses	0.83%	[2]	0.83%	[2]
1.

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% for Standard Class and Service Class of the Series’ average daily net assets from April 29, 2020 through April 30, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

2.

Fees and expenses for Delaware VIP Limited-Term Diversified Income Series are based on those incurred by it for the 12-month period ended June 30, 2020. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2020.

3.

LIAC has contractually agreed to limit the Acquiring Fund’s Operating Expenses at the levels shown above for two years following the Reorganization. The intended effect is to limit the Fund’s net annual fund operating expense ratio to 0.53% for Standard Class and 0.83% for Service Class until May 7, 2023. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC. Any reimbursements made by the LIAC are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

DELAWARE VIP® REIT SERIES LVIP DELAWARE REIT FUND
	Delaware VIP REIT Series		LVIP Delaware REIT Fund (Acquiring Fund) Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%
Other Expenses [1]	0.08%		0.09%
Total annual fund operating expenses	0.83%		0.84%
Less Fee Waiver and Expense Reimbursement	(0.00%)	[1]	(0.01%)	[3]
Net annual fund operating expenses	0.83%	[2]	0.83%	[2]

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.30%		0.30%
Other Expenses [1]	0.08%		0.09%
Total annual fund operating expenses	1.13%		1.14%
Less Fee Waiver and Expense Reimbursement	(0.00%)	[1]	(0.01%)	[3]
Net annual fund operating expenses	1.13%	[2]	1.13%	[2]
1.

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% for Standard Class and Service Class of the Series’ average daily net assets from April 29, 2020 through April 30, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

2.

Fees and expenses for Delaware VIP REIT Series are based on those incurred by it for the 12-month period ended June 30, 2020. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2020.

3.

LIAC has contractually agreed to limit the Acquiring Fund’s Operating Expenses at the levels shown above for two years following the Reorganization. The intended effect is to limit the Fund’s net annual fund operating expense ratio to 0.83% for Standard Class and 1.13% for Service Class until May 7, 2023. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC. Any reimbursements made by the LIAC are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

DELAWARE VIP® SMID CAP CORE SERIES LVIP DELAWARE SMID CAP CORE FUND
	Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund (Acquiring Fund) Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses [1]	0.07%	0.08%
Total annual fund operating expenses	0.81%	0.82%
Less Fee Waiver and Expense Reimbursement	N/A	(0.02%)[2]
Net annual fund operating expenses	0.81%[1]	0.80%[1]

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.30%	0.30%
Other Expenses [1]	0.07%	0.08%
Total annual fund operating expenses	1.11%	1.12%
Less Fee Waiver and Expense Reimbursement	N/A	(0.02%)[2]
Net annual fund operating expenses	1.11%[1]	1.10%[1]
1.

Fees and expenses for Delaware VIP Smid Cap Core Series are based on those incurred by it for the 12-month period ended June 30, 2020. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2020.

2.

LIAC has contractually agreed to limit the Acquiring Fund’s Operating Expenses at the levels shown above for two years following the Reorganization. The intended effect is to limit the Fund’s net annual fund operating expense ratio to 0.80% for Standard Class and 1.10% for Service Class until May 7, 2023. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC. Any reimbursements made by the LIAC are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

DELAWARE VIP® U.S. GROWTH SERIES LVIP DELAWARE U.S. GROWTH FUND
	Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund (Acquiring Fund) Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses [1]	0.08%	0.08%
Total annual fund operating expenses	0.73%[1]	0.73%[1,2]

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.30%	0.30%
Other Expenses [1]	0.08%	0.08%
Total annual fund operating expenses	1.03%[1]	1.03%[1,2]
1.

Fees and expenses for Delaware VIP U.S. Growth Series are based on those incurred by it for the 12-month period ended June 30, 2020. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2020.

2.

LIAC has contractually agreed to limit the Acquiring Fund’s Operating Expenses at the levels shown above for two years following the Reorganization. The intended effect is to limit the Fund’s net annual fund operating expense ratio to 0.73% for Standard Class and 1.03% for Service Class until May 7, 2023. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC. Any reimbursements made by the LIAC are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

DELAWARE VIP® VALUE SERIES LVIP DELAWARE VALUE FUND
	Delaware VIP Value Series		LVIP Delaware Value Fund (Acquiring Fund) Pro Forma Combined
Standard Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.63%		0.63%
Distribution and/or Service (12b-1) Fees	0.00%		0.00%
Other Expenses [1]	0.06%		0.07%
Total annual fund operating expenses	0.69%		0.70%
Less Fee Waiver and Expense Reimbursement	N/A		(0.01%)[2]
Net annual fund operating expenses	0.69%	[1]	0.69%[1]

Service Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	0.63%		0.63%
Distribution and/or Service (12b-1) Fees	0.30%		0.30%
Other Expenses [1]	0.06%		0.07%
Total annual fund operating expenses	0.99%		1.00%
Less Fee Waiver and Expense Reimbursement	N/A		(0.01%)[2]
Net annual fund operating expenses	0.99%	[1]	0.99%[1]
1.

Fees and expenses for Delaware VIP Value Series are based on those incurred by it for the 12-month period ended June 30, 2020. The pro forma fees and expenses of the Acquiring Fund are calculated as if the Reorganization were in effect for the 12 months ended June 30, 2020.

2.

LIAC has contractually agreed to limit the Acquiring Fund’s Operating Expenses at the levels shown above for two years following the Reorganization. The intended effect is to limit the Fund’s net annual fund operating expense ratio to 0.69% for Standard Class and 0.99% for Service Class until May 7, 2023. The agreement cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and LIAC. Any reimbursements made by the LIAC are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual

Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any.

Expense Examples

The Examples are intended to help you compare the costs of investing in different classes of a Delaware Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Delaware Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the tables above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the Delaware Funds, and the first two years for the corresponding Acquiring Funds, as LIAC has contractually agreed to reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any), applicable to the Acquiring Funds at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. The results apply whether or not you redeem your investment at the end of the given period. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Delaware VIP® Diversified Income Series
Standard Class	$61	$201	$353	$795
Service Class	$92	$296	$516	$1,151
Pro Forma LVIP Delaware Diversified Income Fund
Standard Class	$55	$186	$343	$799
Service Class	$86	$281	$507	$1,156
Delaware VIP High Yield Series
Standard Class	$76	$241	$420	$940
Service Class	$106	$335	$583	$1,292
Pro Forma LVIP Delaware High Yield Fund
Standard Class	$76	$239	$418	$938
Service Class	$106	$333	$581	$1,290
Delaware VIP Limited-Term Diversified Income Series
Standard Class	$54	$172	$301	$676
Service Class	$85	$267	$465	$1,036
Pro Forma LVIP Delaware Limited-Term Diversified Income Fund
Standard Class	$54	$172	$303	$685
Service Class	$85	$267	$467	$1,045
Delaware VIP REIT Series
Standard Class	$85	$265	$460	$1,025
Service Class	$115	$359	$622	$1,375
Pro Forma LVIP Delaware REIT Fund
Standard Class	$85	$266	$464	$1,035
Service Class	$115	$360	$626	$1,384

Delaware VIP Smid Cap Core Series
Standard Class	$83	$259	$450	$1,002
Service Class	$113	$353	$612	$1,352
Pro Forma LVIP Delaware SMID Cap Core Fund
Standard Class	$82	$258	$451	$1,010
Service Class	$112	$352	$613	$1,359
Delaware VIP U.S. Growth Series
Standard Class	$75	$233	$406	$906
Service Class	$105	$328	$569	$1,259
Pro Forma LVIP Delaware U.S. Growth Fund
Standard Class	$75	$233	$406	$906
Service Class	$105	$328	$569	$1,259
Delaware VIP Value Series
Standard Class	$72	$224	$390	$871
Service Class	$102	$318	$552	$1,225
Pro Forma LVIP Delaware Value Fund
Standard Class	$70	$222	$388	$869
Service Class	$101	$316	$550	$1,223

The Examples are not a representation of past or future expenses. Each Delaware Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Delaware Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Delaware Board’s consideration of the fees and expenses of the Funds in approving the Agreement, see the section entitled “Board Considerations” in this Combined Proxy Statement/Prospectus.

Comparison of Investment Advisers and Sub-Advisers

The tables below show the investment adviser, sub-advisers and sub-sub-advisers for the Delaware Funds and the Acquiring Funds.

Investment Advisers
Delaware Fund	Corresponding Acquiring Fund
All Delaware Funds Investment Adviser: • Delaware Management Company	All Acquiring Funds Investment Adviser: • Lincoln Investment Advisors Corporation

Sub-Advisers and Sub-Sub-Advisers
Delaware Fund	Corresponding Acquiring Fund
Delaware VIP® Diversified Income Series Delaware VIP High Yield Series	LVIP Delaware Diversified Income Fund LVIP Delaware High Yield Fund

Sub-Advisers and Sub-Sub-Advisers
Delaware Fund	Corresponding Acquiring Fund

Delaware VIP Limited-Term Diversified Income Series

Sub-Advisers:

•   Macquarie Investment Management Austria Kapitalanlage AG

•   Macquarie Investment Management Europe Limited

•   Macquarie Investment Management Global Limited

LVIP Delaware Limited-Term Diversified Income Fund

Sub-Adviser/Sub-Sub-Advisers:

Delaware Investments Fund Advisers (sub-adviser)

•   Macquarie Investment Management Austria Kapitalanlage AG (sub-sub-adviser)

•   Macquarie Investment Management Europe Limited (sub-sub-adviser)

•   Macquarie Investment Management Global Limited (sub-sub-adviser)

Delaware VIP REIT Series Sub-Advisers: • Macquarie Investment Management Global Limited • Macquarie Funds Management Hong Kong Limited

LVIP Delaware REIT Fund

Sub-Adviser/Sub-Sub-Advisers:

Delaware Investments Fund Advisers (sub-adviser)

•   Macquarie Investment Management Global Limited (sub-sub-adviser)

•   Macquarie Funds Management Hong Kong Limited (sub-sub-adviser)

Delaware VIP Smid Cap Core Series Delaware VIP Value Series Sub-Advisers: • Macquarie Investment Management Global Limited • Macquarie Funds Management Hong Kong Limited

LVIP Delaware SMID Cap Core Fund

LVIP Delaware Value Fund

Sub-Adviser/Sub-Sub-Advisers:

Delaware Investments Fund Advisers (sub-adviser)

•   Macquarie Investment Management Global Limited (sub-sub-adviser)

•   Macquarie Funds Management Hong Kong Limited (sub-sub-adviser)

Delaware VIP U.S. Growth Series Sub-Adviser: Jackson Square Partners, LLC (“JSP”)

LVIP Delaware U.S. Growth Fund

Sub-Adviser/Sub-Sub-Advisers:

Delaware Investments Fund Advisers (sub-adviser)

•   Macquarie Investment Management Global Limited (sub-sub-adviser)

•   Macquarie Funds Management Hong Kong Limited (sub-sub-adviser)

LIAC serves as each Acquiring Fund’s investment adviser. LIAC is a registered investment adviser and wholly owned subsidiary of The Lincoln National Life Insurance Company. LIAC’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LIAC (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2020, LIAC had more than $[___] billion in assets under management.

The Lincoln National Life Insurance Company is an insurance company organized under Indiana law and is a wholly owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services. The Acquiring Funds have entered into an Investment Management Agreement with LIAC. LIAC may hire one or more sub-advisers who are responsible for the Acquiring Fund’s day-to-day investment management. A sub-adviser is paid by LIAC from its management fee.

The Acquiring Funds employ a “manager of managers” structure, which means that the Acquiring Fund’s investment adviser may delegate the management of some or all of the Acquiring Fund’s investment portfolio to one or more sub-advisers. To use this structure, Lincoln Variable Insurance Products Trust has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Acquiring Funds’ investment adviser – with the Acquiring Funds’ Board approval – to enter into and amend a sub-advisory agreement for an Acquiring Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, an Acquiring Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Acquiring Funds’ investment adviser is not permitted to hire affiliated sub-advisers without shareholder approval.

Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), serves as the investment adviser for each Delaware Fund, and its affiliated firms – which also are part of the Macquarie organization – provide sub-advisory serves for each Delaware Fund except for Delaware VIP U.S. Growth Series, which is currently sub-advised by JSP.

Delaware Investments Fund Advisers (“DIFA”), a series of MIMBT, will serve as each Acquiring Fund’s sub-adviser. DIFA provides investment sub-advisory services to certain third-party funds. Generally, the Macquarie firms that currently provide sub-advisory services for the Delaware Funds will provide sub-sub-advisory services for the Acquiring Funds.

Together, DMC and the subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of December 31, 2020, $[___] billion in assets, including mutual funds, separate accounts, and other investment vehicles. DMC, DIFA, and their predecessors have been managing mutual funds since 1938. DIFA and DMC are both series of MIMBT (a Delaware statutory trust), an SEC-registered investment adviser, which is a subsidiary of MMHI. DIFA and DMC share many of the same investment personnel. MMHI is a wholly owned subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“MGL”). MGL is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Investment Management” is the marketing name for MMHI and its subsidiaries.

See Exhibit I for a comparison of the current and contractual investment advisory fee rates for each Fund.

Comparison of Portfolio Managers

Each Acquiring Fund will be managed on a day-to-day basis by the same team of financial professionals that manages the corresponding Delaware Fund, with the exception of LVIP Delaware U.S. Growth Fund.

The table below shows the portfolio managers for each Delaware Fund and its corresponding Acquiring Fund.

Delaware Fund	Delaware Fund Portfolio Managers	Acquiring Fund	Acquiring Fund Portfolio Managers
Delaware VIP® Diversified Income Series	J. David Hillmeyer, CFA Daniela Mardarovici, CFA	LVIP Delaware Diversified Income Fund	Same as corresponding Delaware Fund
Delaware VIP High Yield Series	John P. McCarthy, CFA Adam H. Brown, CFA	LVIP Delaware High Yield Fund	Same as corresponding Delaware Fund
Delaware VIP Limited-Term Diversified Income Series	Brian C. McDonnell, CFA J. David Hillmeyer, CFA Daniela Mardarovici, CFA	LVIP Delaware Limited-Term Diversified Income Fund	Same as corresponding Delaware Fund

Delaware Fund	Delaware Fund Portfolio Managers	Acquiring Fund	Acquiring Fund Portfolio Managers
Delaware VIP REIT Series	Scot Thompson Benjamin Leung, CFA	LVIP Delaware REIT Fund	Same as corresponding Delaware Fund
Delaware VIP® U.S. Growth Series	Jeffrey S. Van Harte, CFA Christopher J. Bonavico, CFA Christopher M. Ericksen, CFA Daniel J. Prislin, CFA William (Billy) G. Montana	LVIP Delaware U.S. Growth Fund	Scot Thompson Benjamin Leung, CFA
Delaware VIP Smid Cap Core Series	Francis X. Morris Christopher S. Adams, CFA Michael S. Morris, CFA Donald G. Padilla, CFA David E. Reidinger	LVIP Delaware SMID Cap Core Fund	Same as corresponding Delaware Fund
Delaware VIP Value Series	Nikhil G. Lalvani, CFA Robert A. Vogel Jr., CFA Kristen E. Bartholdson Erin Ksenak	LVIP Delaware Value Fund	Same as corresponding Delaware Fund

J. David Hillmeyer, CFA, is a Senior Managing Director and Co-Head of U.S. Multisector Fixed Income for Macquarie Investment Management (“MIM”) Fixed Income (“MFI”). Mr. Hillmeyer co-leads the firm’s U.S. Multisector Fixed Income team for MFI with responsibility for investment strategy and business development across the full suite of U.S. multisector strategies. In addition, he has responsibility for the firm’s global credit strategies. Mr. Hillmeyer is also a member of MFI’s Global Leadership Group which is responsible for the overall management of MFI including setting and executing on the team’s strategic vision. Mr. Hillmeyer joined the firm in 2007. He has a B.A. from Colorado State University. Mr. Hillmeyer also is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

Daniela Mardarovici, CFA, is a Managing Director and Co-Head of U.S. Multisector Fixed Income for MFI. Ms. Mardarovici co-leads of the firm’s U.S. Multisector Fixed Income team for MFI with responsibility for investment strategy and business development across the full suite of U.S. multisector strategies. Ms. Mardarovici is also a member of MFI’s Global Leadership Group which is responsible for the overall management of MFI including setting and executing on the team’s strategic vision. Prior to joining MIM in March 2019, she spent more than 13 years at BMO Global Asset Management as a senior portfolio manager. Ms. Mardarovici graduated magna cum laude with a major in economics and finance/banking from the University of Nebraska at Omaha. She is a member of the CFA Society New York and the CFA Institute.

Brian C. McDonnell, CFA, is a Senior Managing Director and Head of U.S. Core Fixed Income within MFI, with primary responsibility for portfolio construction and strategic asset allocation. He joined Macquarie Investment Management in March 2007 as a vice president and senior structured products analyst/trader for MFI, assuming portfolio management responsibilities in 2009. Mr. McDonnell has a bachelor’s degree in finance from Boston College and is a member of the CFA Society of Philadelphia.

Adam H. Brown, CFA, is a Managing Director and Senior Portfolio Manager for MFI’s high yield strategies. Mr. Brown also manages the bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies. Mr. Brown joined the firm in April 2011 as part of the firm’s integration of Macquarie Four Corners Capital Management, where he worked since 2002. He earned a bachelor’s degree in accounting from the University of Florida and an M.B.A. from the A.B. Freeman School of Business at Tulane University.

John P. McCarthy, CFA, is a Managing Director and Senior Portfolio Manager for MFI’s high yield strategies. Mr. McCarthy joined the firm in March 2007. Mr. McCarthy earned a bachelor’s degree in business administration from Babson College and is a member of the CFA Society of Philadelphia.

Jeffrey S. Van Harte, CFA, became a member of JSP, at its inception in May 2014 as chairman and chief investment officer. JSP manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was the chief investment officer of the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for 30 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

Christopher J. Bonavico, CFA, became a member of JSP, at its inception in May 2014 as a portfolio manager and equity analyst. JSP manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Christopher M. Ericksen, CFA, became a member of JSP, at its inception in May 2014 as a portfolio manager and equity analyst. JSP manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Daniel J. Prislin, CFA, became a member of JSP, at its inception in May 2014 as a portfolio manager and equity analyst. JSP manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Focus Growth Equity team at Delaware Investments (which became known as Macquarie Investment Management on April 3, 2017) from April 2005 to April 2014. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

William (Billy) G. Montana is currently a portfolio manager and research analyst with JSP, a role he assumed in January 2019. JSP manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP in September 2014 as a research analyst, he was an associate at TPG Capital, a private equity firm, from August 2011 to August 2014, focusing on growth capital opportunities. Before that, Montana spent two years at Goldman Sachs as an investment banking analyst, focusing on financial institutions. He received a bachelor’s degree from Georgetown University.

Scot Thompson is Co-Head of Systematic Investments and Portfolio Manager. Mr. Thompson is the co-head of the Macquarie equities team and is responsible for the day to day management of the global portfolios, oversight of the trading function, and development of new strategies and client engagement. He joined MIM in 2001. Mr. Thompson holds a Bachelor of Engineering from Sydney University and a Master of Applied Finance from Macquarie University.

Benjamin Leung, CFA, is Co-Head of Systematic Investments and Portfolio Manager. Mr. Leung is the co-head of the Macquarie equities team. In addition to the day to day management of the portfolios, Ben is also the Head of Research where he is responsible for managing the research agenda. He joined MIM in 2005. Mr. Leung holds a Bachelor of Engineering, with Honours, and a Masters in Commerce from the University of New South Wales. He is a CFA Charterholder.

Francis X. Morris, Senior Managing Director and Chief Investment Officer – U.S. Core Equity, joined MIM in 1997. Mr. Morris holds a B.S. from Providence College and an M.B.A. from Widener University.

Christopher S. Adams, CFA, is a Managing Director and Senior Portfolio Manager with Macquarie Investment Management. Mr. Adams joined the firm in 1995. He holds bachelor’s and master’s degrees in history and economics from the University of Oxford, England, and holds an M.B.A. with dual concentrations in finance and insurance/risk management from the Wharton School of Business of the University of Pennsylvania.

Michael S. Morris, CFA, is a Managing Director and Senior Portfolio Manager with MIM. Mr. Morris joined the firm in 1999. He holds a B.S. in Finance from Indiana University and an M.B.A. from The Wharton School of Business of the University of Pennsylvania.

Donald G. Padilla, CFA, is a Managing Director and Senior Portfolio Manager with MIM. Mr. Padilla joined the firm in 1994. He holds a B.S. in Accounting from Lehigh University and is a member of the CFA Society of Philadelphia.

David E. Reidinger is a Managing Director and Senior Portfolio Manager with MIM. Mr. Reidinger joined the firm in October 2016 as a senior portfolio manager on the firm’s U.S. Core Equity team. He also performs analysis and research to support the portfolio management function. From June 2004 to September 2016, Mr. Reidinger was a senior analyst and portfolio manager at Chartwell Investment Partners, where he worked on the firm’s small- and mid-cap growth strategies. Mr. Reidinger earned a bachelor’s degrees in both mathematics and economics from Fordham University and an MBA from Columbia Business School.

Nikhil G. Lalvani, CFA, is Senior Vice President, Senior Portfolio Manager, Team Leader — U.S. Large Cap Value Equity. Mr. Lalvani is a senior portfolio manager for MIM U.S. Large Cap Value Equity team and assumed the role of team leader in October 2018. At MIM, he has worked as both a fundamental and quantitative analyst. He joined the firm in 1997. Mr. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Robert A. Vogel Jr., CFA, is Vice President and Senior Portfolio Manager. He is a senior portfolio manager for MIM’s U.S. Large Cap Value Equity team. Mr. Vogel joined the firm in 2004. He graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Mr. Vogel is a member of the CFA Society New York, the CFA Institute, and the CFA Society of Philadelphia.

Kristen E. Bartholdson is Vice President and Senior Portfolio Manager. She is a senior portfolio manager for MIM’s U.S. Large Cap Value Equity team. Ms. Bartholdson joined the firm in 2006. Ms. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Erin Ksenak is Vice President and Portfolio Manager. She is a portfolio manager on the firm’s U.S. Large Cap Value Equity team. Prior to joining MIM in May 2017 as an equity analyst for the US Large Cap Value Equity team, she worked at Affinity Investment Advisors from 2014 to April 2017 as a portfolio manager for the domestic and international equity investment team. Ms. Ksenak graduated summa cum laude from Fordham University with a bachelor’s degree in finance.

Comparison of Other Service Providers

The Acquiring Funds use different service providers than the Delaware Funds. The following table identifies the principal service providers that service the Delaware Funds and will service the Acquiring Funds.

Service Provider	Delaware Funds’ Service Provider	Acquiring Funds’ Service Provider
Administrator	The Bank of New York Mellon	The Lincoln National Life Insurance Company

Transfer Agent	Delaware Investments Fund Services Company	The Lincoln National Life Insurance Company
Custodian	The Bank of New York Mellon	State Street Bank and Trust Company
Distributor	Delaware Distributors, L.P.	Lincoln Financial Distributors, Inc.
Auditor	PricewaterhouseCoopers LLP	Ernst & Young LLP

Comparison of Share Classes and Distribution Arrangements

Each share class of a Delaware Fund will be reorganized into the designated share class of the corresponding Acquiring Fund as described below and in Exhibit A of this Combined Proxy Statement/Prospectus. The following section describes the distribution arrangements for the share classes of the Delaware Funds and the Acquiring Funds.

Distribution Arrangements. Delaware Distributors, L.P. (“DDLP”), an indirect subsidiary of Macquarie, is the principal underwriter for the Delaware Funds pursuant to written agreements on behalf of each Delaware Fund (the “Delaware Funds Distribution Agreements”). Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC, serves as the principal underwriter for the Acquiring Funds pursuant to a Principal Underwriting Agreement with the Lincoln Variable Insurance Products Trust dated January 1, 2012 (the “Acquiring Funds Distribution Agreement” and, together with the Delaware Funds Distribution Agreements, the “Distribution Agreements”). The Distribution Agreements provide that DDLP and LFD have the exclusive right to distribute shares of the Delaware Funds and the Acquiring Funds, respectively, on a continuous basis. Under the relevant agreements, DDLP may sell shares of each class of each Delaware Fund to insurance company separate accounts and LFD may sell shares of each class of each Acquiring Fund to insurance company separate accounts or employer-sponsored products.

Class Structure. Each Delaware Fund and Acquiring Fund offers two classes of shares: Standard Class and Service Class. Delaware Fund shareholders will receive their corresponding share class in connection with the Reorganizations. The two share classes are identical for both the Delaware Funds and Acquiring Funds, except that Service Class shares for the Delaware Funds and the Acquiring Funds are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan.

Under the Acquiring Funds’ distribution and service plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Acquiring Fund, and the Acquiring Funds’ principal underwriting agreement limits those amounts to 0.30%. Each Acquiring Fund offers shares to insurance companies for allocation to certain of their variable contracts. Each Acquiring Fund pays its principal underwriter, LFD, out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Acquiring Funds’ Board up to the maximum allowed by the Acquiring Funds’ distribution and service plan, without shareholder approval, in accordance with the Acquiring Funds’ distribution and service plan’s terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

Under the Delaware Funds’ distribution and service plan, Service Class shares pay distribution fees up to 0.30% per year.

Comparison of Purchase and Redemption Procedures and Exchange Privileges

The purchase procedures and redemption procedures employed by the Delaware Funds and Acquiring Funds are similar.

Acquiring Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. Delaware Fund shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value. You do not buy, sell or exchange Fund shares directly.

Each Fund redeems its shares at the net asset value next determined after receipt of redemption request. Shareholders of the Funds are not subject to a redemption fee.

Each Acquiring Fund typically expects to pay redemption proceeds using holdings of cash in the Acquiring Fund’s portfolio or using the proceeds from sales of portfolio securities. To a lesser extent, each Acquiring Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of an Acquiring Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.

Each Delaware Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Delaware Funds and Acquiring Funds are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Delaware Funds and Acquiring Funds (such as these Funds’ principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Delaware Funds and Acquiring Funds as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary’s website for more information.

Pricing of Fund Shares

For purposes of this section, “Fund” refers to a Delaware Fund and an Acquiring Fund. Each Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time, each business day). Each Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.

An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.

Each Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, each Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

Each Fund typically values its assets based on “market price.” Market price for equities and exchange-traded funds is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”

In certain circumstances, each Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund’s Board of Trustees. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board of Trustees believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.

Market Timing

Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Funds and their investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of a Fund’s portfolio, and increase the Fund’s brokerage and administrative costs. The Delaware Funds and Acquiring Funds strongly discourage such trading activity. The Delaware Funds and Acquiring Funds both reserve the right to reject any purchase order from any investor.

The Board of Trustees of the Delaware VIP Trust and the Board of Trustees of Lincoln Variable Insurance Products Trust have approved certain market timing policies and procedures an effort to protect a Fund and its shareholders from potentially harmful trading activity. There is no guarantee that the Delaware Funds and Acquiring Funds will be able to identify possible market timing activity or that market timing will not occur in the Funds.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Delaware Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. The Funds expect to declare and distribute its net investment income and net capital gains, if any, annually. Each Delaware Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Delaware Fund. The amount of dividends and distributions will vary, and there is no guarantee that the Delaware Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution. With respect to the Acquiring Funds, dividends and capital gain distributions will be automatically reinvested in additional Acquiring Fund shares. With respect to the Delaware Funds, at the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested in additional Delaware Fund shares.

Fiscal Years. Each Acquiring Fund has the same fiscal year as its corresponding Delaware Fund: December 31.

Comparison of Business Structures, Shareholder Rights, and Applicable Law

Each Delaware Fund is a series of the Delaware VIP® Trust, a Delaware statutory trust, and each Acquiring Fund is a series of the Lincoln Variable Insurance Products Trust, also a Delaware statutory trust. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Delaware Funds and the Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, certain of which are discussed below.

The following is a discussion of material provisions of the governing instruments and governing laws of each Delaware Fund and Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both a Delaware Fund and its corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a Delaware Fund and its corresponding Acquiring Fund represents an equal interest in such Fund.

Organization and Governing Law. Delaware VIP® Trust and the Lincoln Variable Insurance Products Trust are each governed by its Declaration of Trust and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees. Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the Securities and Exchange Commission thereunder.

Shareholder Meetings. Each of the Delaware Funds and the Acquiring Funds are not required to hold annual shareholders’ meetings.

Quorum. For each Delaware Fund and each Acquiring Fund, a quorum will exist if 33 and 1/3% of the outstanding shares of such Fund entitled to vote of such Fund are present at the meeting in person or by proxy, except when a larger quorum is required by applicable law or the governing instruments.

Number of Votes; Aggregate Voting. For each Delaware Fund and each Acquiring Fund, the shareholder of record of each whole share is entitled to one vote for each full share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Right to Vote. The 1940 Act provides that shareholders of a fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of a fund also have the right to vote on certain matters affecting the fund or a particular share class thereof under their respective governing instruments and applicable state law. Pursuant to the applicable governing instruments, shareholders of each Delaware Fund and each Acquiring Fund have the power to vote (i) for the election of Trustees; (ii) with respect to such additional matters relating to the applicable Trust as may be required by the 1940 Act, the applicable Declaration of Trust and By-Laws or any registration statement of the applicable Trust; and (iii) on such other matters as the Board of Trustees may consider necessary or desirable. Shareholders of the Acquiring Funds also have the right to vote on the removal of Trustees.

Election/Removal of Trustees. The shareholders of all Delaware Funds and Acquiring Funds are entitled to vote for the election of Trustees. For the Delaware Funds and the Acquiring Funds, shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Mergers and Reorganizations. Any merger, consolidation or other reorganization of a Delaware Fund or an Acquiring Fund requires the approval of a majority of the respective Trustees and not shareholders unless required by the 1940 Act.

Liquidation of a Fund. Each Delaware Fund and each Acquiring Fund may be liquidated by its respective Board of Trustees without shareholder approval.

Liability of Shareholders. Consistent with state law, the governing instruments of each of the Delaware VIP Trust and the Lincoln Variable Insurance Products Trust generally provide that shareholders will not be subject to personal liability for the obligations of the applicable funds.

Terms of the Reorganizations

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Certain provisions of the Agreement are summarized below. A copy of the Agreement is attached as Exhibit E to this Combined Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of a Delaware Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Delaware Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Agreement) of the Delaware Fund and delivery by the Acquiring Fund to the holders of record as of the Closing (defined below) of the issued and outstanding shares of the Delaware Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the aggregate value of the net assets of the Delaware Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Delaware Fund immediately prior to the Reorganization.

The class of Acquiring Fund shares that shareholders will receive in connection with each Reorganization will depend on the class of Delaware Fund shares that shareholders hold immediately prior to the Reorganization. The share classes that will be issued by the Acquiring Funds to the holders of the share classes of the Delaware Funds are described in Exhibit A.

If shareholders approve the Agreement and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on or about [                 ], 2021 (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of each Delaware Fund’s net asset value on the Closing Date, unless otherwise agreed to by the parties. The valuation of a Delaware Fund’s assets shall be calculated following the close of regular trading on the NYSE on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Delaware Funds have not approved the Agreement at the time of the closing of the transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Delaware Funds may be unable to be transferred to the corresponding Acquiring Fund because the Acquiring Fund would not be permitted to hold such securities (i) under applicable law or (ii) because the transfer of such securities would result in material operational or administrative difficulties. Under such circumstances, the affected Delaware Fund may, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser, liquidate such investments prior to the Closing Date. An affected Delaware Fund may temporarily deviate from its investment strategy with respect to these select securities and may incur certain related costs.

Following receipt of the requisite shareholder vote in favor of a Reorganization and prior to the opening of trading on the NYSE next following the Closing Date, a Delaware Fund will distribute to its shareholders of record of each class the shares of the Acquiring Fund of each class received by the Delaware Fund, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the Delaware Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the Delaware VIP Trust will, following the Reorganizations of each of its series, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.

Additionally, while the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, each Reorganization may not close unless certain conditions are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of the Delaware Funds approved the Agreement, and the Delaware Funds will not be reorganized into the Acquiring Funds. If this occurs, the Board of Trustees of Delaware VIP® Trust will consider what additional action, if any, for each Delaware Fund to take.

The Agreement may be terminated and a Reorganization may be abandoned at any time prior to the Closing Date by mutual agreement of the parties, or by either party if the Closing does not occur on or before [October 1], 2021, or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). As a condition to the closing of each Reorganization, the corresponding Delaware Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1)

The transfer of the Delaware Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Delaware Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Delaware Fund and the termination of the Delaware Fund will constitute a

“reorganization” within the meaning of Section 368(a)(1) of the Code;

(2)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Delaware Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Delaware Fund;

(3)

The basis in the hands of the Acquiring Fund of the assets of the Delaware Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Delaware Fund immediately prior to the transfer;

(4)	The holding periods of the assets of the Delaware Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Delaware Fund;

(5)

No gain or loss will be recognized by the Delaware Fund upon the transfer of the Delaware Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Delaware Fund or upon the distribution (whether actual or constructive) by the Delaware Fund of shares of the Acquiring Fund to the shareholders of the Delaware Fund in liquidation;

(6)	The shareholders of the Delaware Fund will not recognize a gain or loss upon the exchange of their shares of the Delaware Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7)

The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Delaware Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Delaware Fund exchanged therefor;

(8)

The holding period for the shares of the Acquiring Fund that a shareholder of the Delaware Fund receives in the Reorganization will include the period for which it held the shares of the Delaware Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Delaware Fund as capital assets; and

(9)

The Reorganization will not result in the termination of the Delaware Fund’s taxable year and the Delaware Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund without limitation.

The opinion will be based on certain factual certifications made by the Funds and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Dechert LLP will express no view with respect to the effect of each Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction.

This description of the federal income tax consequences of the Reorganizations does not take into account shareholders’ particular facts and circumstances. Consult your tax advisor about the effect of state, local, foreign, and other tax laws.

Accounting Treatment

The Acquiring Funds do not have any operating history or performance information, and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Delaware Fund, and the accounting books and records of the Delaware Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

The Delaware Fund Board considered the Reorganizations at a meeting held on November 17-19, 2020. On November 18, 2020, the Delaware Fund Board, including a majority of the Trustees who are not “interested persons” of the Delaware VIP Trust as that term is defined in the 1940 Act (“Independent Trustees”), approved the Reorganizations and the Plan. In approving the Reorganizations, the Delaware Fund Board determined that: (i) participation in the Reorganization is in the best interest of each Delaware Fund and its shareholders; and (ii) the interests of the existing shareholders of each Delaware Fund will not be diluted as a result of the Reorganization.

             In making these determinations, the Delaware Fund Board reviewed and considered information provided to them to assist them in evaluating the Reorganizations, such as information relating to: the terms of the Plan; each Acquiring Fund’s investment objective, investment strategy and risks; each Acquiring Fund’s fee structure, as compared to the corresponding Delaware Fund’s fee structure; the Acquiring Funds’ investment adviser and other service providers; the Delaware Funds’ historical relationship with Lincoln Financial Group; the reputation of LIAC; the U.S. federal income tax consequences of the Reorganizations; the costs anticipated to be incurred in connection with the Reorganizations and the fact that LIAC would be responsible for absorbing such costs; and the recommendations of DMC, among other relevant information. In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganizations.

             The Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Plan. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Delaware Fund Board in making their determination:

•	that shareholders of the Delaware Fund who do not wish to become shareholders of the Acquiring Fund may redeem their Delaware Fund shares before the Reorganizations.

•	Representations regarding the reputation, financial strength and resources of the Lincoln Financial Group;

•	The nature, quality and extent of services to be provided to the Acquiring Funds and their shareholders by investment adviser LIAC following the Reorganizations;

•	The similarities and differences, if any, between the investment objectives, principal investment strategies and risks of each Delaware Fund and those of the corresponding Acquiring Fund;

•	DIFA, an affiliate of DMC, would sub-advise the Acquiring Funds after the Reorganization;

•

The historical investment performance records of the Delaware Funds and certain investment strategies that will be used by the proposed portfolio managers in managing the Acquiring Funds following the Reorganizations;

•	The anticipated benefits to the shareholders of the Delaware Funds, including operating efficiencies, that may be achieved from the Reorganizations;

•	The distribution arrangements that will be available to the Acquiring Funds following the Reorganizations;

•	The transition from the Delaware Funds’ current service providers to the Acquiring Funds’ service providers following the Reorganizations;

•

The current management fee schedules of the Delaware Funds and the proposed management fee schedules of the Acquiring Funds, and that LIAC and the Acquiring Funds’ administrator will provide a two-year contractual undertaking that will limit the total expense ratio of each share class of each Delaware Fund to such share class’s total expense ratio immediately after the Reorganizations;

•	LIAC, and not the Funds, will pay all expenses of the Delaware Funds and the Acquiring Funds arising in connection with the Reorganizations as set forth in the Agreement;

•	Each Reorganization is expected to be a tax-free reorganization for federal income tax purposes; and

•	The terms and conditions of the Agreement, including each Acquiring Fund’s assumption of all of the liabilities of the corresponding Delaware Fund.

Based on all of the foregoing, the Delaware Fund Board concluded that the Delaware Fund’s participation in the applicable proposed Reorganizations would be in the best interests of each Delaware Fund and would not dilute the interests of its existing shareholders. The Delaware Fund Board, including those Board members who are not

“interested persons” of the Delaware VIP Trust, as defined in the 1940 Act, unanimously recommends that shareholders of each Delaware Fund approve the Plan for the reorganization of that Delaware Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND DELAWARE FUNDS

The Delaware Funds’ prospectuses, SAI, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders are available, free of charge, on the Delaware Funds’ website at delawarefunds.com/vip-literature. To receive a free copy of the SAI or the Annual Report to Shareholders or Semi-Annual Report to Shareholders, write to the Delaware Funds at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 or call toll-free 800-523-1918.

Financial highlights for each Delaware Fund are included in Exhibit F.

INFORMATION ON VOTING

Delaware Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may complete, sign and return the enclosed voting instruction card or vote by telephone or through the Internet.

Shareholders of record of the Delaware Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Delaware Funds on the Record Date can be found in Exhibit G. Each Delaware Fund shareholder is entitled to one vote for each fund share and a fractional vote for each fractional share. Shareholders of a Delaware Fund will vote as a single class on the Agreement.

Your proxy will grant the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization by a written notice delivered to the Delaware VIP® Trust prior to the exercise of the proxy or by the shareholder’s execution of a subsequent proxy or attendance and voting in person at the Meeting. Merely attending the Meeting will not revoke your proxy.

At the Meeting, Lincoln Life and Lincoln New York will vote the Delaware Fund’s shares held in the Accounts in accordance with the instructions received from Contract Owners. For all Accounts that support variable annuity contracts, the number of votes which a Contract Owner may cast when instructing an insurance company how to vote is determined by applying the Contract Owner’s percentage interest in the Delaware Fund to the total number of votes attributable to that Delaware Fund. In determining the number of votes, fractional shares will be recognized. The number of votes which a Contract Owner of a variable life insurance policy may cast when instructing Lincoln Life and Lincoln New York, as applicable, how to vote is determined as one vote for each share.

Lincoln Life and Lincoln New York will respectively vote (i) shares owned by Lincoln Life and Lincoln New York and (ii) the Delaware Fund’s shares held by the Accounts for which no timely instructions are received in proportion to the voting instructions which are received with respect to such Delaware Fund, even if only a small number of Contract Owners provide voting instructions. Therefore, the vote of a small number of shareholders can affect the overall outcome since those fewer votes have a proportional impact.

All properly executed voting instruction cards received in time for the Meeting will be voted as specified in the voting instruction card. If voting instructions are properly executed and received in a timely manner but they contain no voting directions, the votes represented by those instructions will be cast “FOR” the applicable proposals considered at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Delaware Fund. For each Delaware Fund a quorum will exist if shareholders representing 33 and 1/3% or more of the outstanding shares of a Delaware Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy. Abstentions will count as shares present at the Meeting for purposes of establishing a quorum.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposal. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

The Meeting, whether or not a quorum is present, may be adjourned from time to time (and at any time during the course of the Meeting) by a majority of the votes cast by those shareholders present, in person or by proxy, or by the chairperson of the Meeting. In the absence of a quorum with respect to any Delaware Fund, or in the event that a quorum is present at the Meeting with respect to the Fund, but sufficient votes to approve the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote proxies that they are entitled to vote in favor of the proposal in favor of such an adjournment and will vote those proxies required to be voted against the proposal against such adjournment.

Vote Necessary to Approve the Agreement

For each Delaware Fund, shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Delaware Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Delaware Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against the Agreement.

Proxy Solicitation

The Delaware Funds have engaged the services of [Computershare Inc., a Delaware corporation (operating through its Computershare Fund Services division) (“CFS”)] (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting. Proxies are expected to be solicited principally by the mailing of this Combined Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Delaware Funds, regular employees of DMC or its affiliate(s), or the Solicitor may also solicit proxies by telephone, facsimile or in person. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from one of these parties to ask for your vote.

Solicitor’s costs are expected to be approximately $[______]. The cost of the Meeting, including the costs of retaining the Solicitor, preparing, printing and distributing the Combined Proxy Statement/Prospectus and the solicitation of proxies, will be borne by LIAC. The Funds and their shareholders will not bear any costs or expenses directly related to any Reorganization, regardless of whether any Reorganization is consummated.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Combined Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted by the proxies in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Delaware Fund. The following tables are as of June 30, 2020 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Delaware Fund share purchase, redemption, and market activity.

Each Delaware Fund shall be the accounting and performance survivor in the applicable Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding Delaware Fund.

	Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund	Pro Forma Adjustments	LVIP Delaware Diversified Income Fund (pro forma)
Net Assets
Standard Class	$355,948,396	$ 0	-	$355,948,396
Service Class	$2,145,972,211	$0	-	$2,145,972,211
Total	$2,501,920,607	$0		$2,501,920,607
Net Asset Value Per Share			-
Standard Class	$11.01	$0.00	-	$11.01
Service Class	$10.93	$0.00		$10.93
Shares Outstanding			-
Standard Class	32,342,688	0	-	32,342,688
Service Class	196,290,933	0	-	196,290,933

	Delaware VIP® High Yield Series	LVIP Delaware High Yield Fund	Pro Forma Adjustments	LVIP Delaware High Yield Fund (pro forma)
Net Assets
Standard Class	$71,816,334	$ 0	-	$71,816,334
Service Class	$108,428,121	$0	-	$108,428,121
Total	$180,244,455	$0	-	$180,244,455
Net Asset Value Per Share
Standard Class	$4.59	$0.00	-	$4.59
Service Class	$4.58	$0.00	-	$4.58
Shares Outstanding
Standard Class	15,639,577	0	-	15,639,577
Service Class	23,671,388	0	-	23,671,388

	Delaware VIP® Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund	Pro Forma Adjustments	LVIP Delaware Limited-Term Diversified Income Fund (pro forma)
Net Assets
Standard Class	$151,225,275	$ 0	-	$151,225,275
Service Class	$1,172,084,254	$0	-	$1,172,084,254
Total	$1,323,309,529	$0	-	$1,323,309,529
Net Asset Value Per Share
Standard Class	$10.00	$0.00	-	$10.00
Service Class	$9.93	$0.00	-	$9.93
Shares Outstanding
Standard Class	15,125,150	0	-	15,125,150
Service Class	118,009,486	0	-	118,009,486

	Delaware VIP® REIT Series	LVIP Delaware REIT Fund	Pro Forma Adjustments	LVIP Delaware REIT Fund (pro forma)
Net Assets
Standard Class	$193,489,070	$ 0	-	$193,489,070
Service Class	$164,598,516	$0	-	$164,598,516
Total	$358,087,586	$0	-	$358,087,586
Net Asset Value Per Share
Standard Class	$10.87	$0.00	-	$10.87
Service Class	$10.87	$0.00	-	$10.87
Shares Outstanding
Standard Class	17,799,590	0	-	17,799,590
Service Class	15,141,490	0	-	15,141,490

	Delaware VIP® Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund	Pro Forma Adjustments	LVIP Delaware SMID Cap Core Fund (pro forma)
Net Assets
Standard Class	$338,901,135	$ 0	-	$338,901,135
Service Class	$196,772,280	$0	-	$196,772,280
Total	$535,673,415	$0	-	$535,673,415
Net Asset Value Per Share
Standard Class	$19.12	$0.00	-	$19.12
Service Class	$17.61	$0.00	-	$17.61
Shares Outstanding
Standard Class	17,724,970	0	-	17,724,970
Service Class	11,173,303	0	-	11,173,303

	Delaware VIP® U.S. Growth Series	LVIP Delaware U.S. Growth Fund	Pro Forma Adjustments	LVIP Delaware U.S. Growth Fund (pro forma)
Net Assets
Standard Class	$56,494,533	$ 0	-	$56,494,533
Service Class	$331,780,595	$0	-	$331,780,595
Total	$388,275,128	$0	-	$388,275,128
Net Asset Value Per Share
Standard Class	$10.85	$0.00	-	$10.85
Service Class	$10.32	$0.00	-	$10.32
Shares Outstanding
Standard Class	5,206,865	0	-	5,206,865
Service Class	32,142,288	0	-	32,142,288

	Delaware VIP® Value Series	LVIP Delaware Value Fund	Pro Forma Adjustments	LVIP Delaware Value Fund (pro forma)
Net Assets
Standard Class	$367,800,065	$ 0	-	$367,800,065
Service Class	$326,876,435	$0	-	$326,876,435
Total	$694,676,500	$0	-	$694,676,500

Net Asset Value Per Share
Standard Class	$24.37	$0.00	-	$24.37
Service Class	$24.31	$0.00	-	$24.31
Shares Outstanding
Standard Class	15,092,564	0	-	15,092,564
Service Class	13,445,561	0	-	13,445,561

OWNERSHIP OF SHARES

A list of the name, address and percent ownership of each person who, as of [January 4], 2021, to the knowledge of each Delaware Fund, owned of record or beneficially 5% or more of the outstanding shares of a class of such Delaware Fund can be found in Exhibit H.

To the best of the knowledge of each Delaware Fund, the ownership of shares of the Delaware Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Delaware Fund as of [January 4], 2021.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding Delaware Fund and, as of the date of this Combined Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.

SHAREHOLDER PROPOSALS

The Delaware Funds are not required to, and do not, hold annual shareholder meetings. Nonetheless, the Delaware Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Delaware Funds’ governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Delaware Fund hereafter called should send the proposal to the Delaware Fund at the Delaware Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If shareholders of a Delaware Fund approve the Agreement, and certain other closing conditions are satisfied or waived, the shareholders will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES

If a shareholder wishes to send a communication to the Board of Trustees of Delaware VIP® Trust, or to a specified Trustee, the communication should be submitted in writing to the Secretary of the Delaware Funds at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, who will forward such communication as appropriate.

“HOUSEHOLDING”

It is the policy of the Delaware Funds to mail only one copy of this Combined Proxy Statement/Prospectus to all shareholders who share a single address and share the same last name, unless the Fund has received instructions to the contrary. If you would like to obtain an additional copy of this Combined Proxy Statement/Prospectus, free of charge, write to the Secretary of the Delaware Funds, 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 or call toll-free 800 523-1918. If you received a Proxy Statement/Prospectus for each shareholder at your address and would like to receive a single copy in the future, please contact the Secretary as instructed above.

EXHIBIT A

DELAWARE FUNDS AND CLASSES

AND CORRESPONDING ACQUIRING FUNDS AND CLASSES

PROPOSED REORGANIZATIONS
DELAWARE FUND	ACQUIRING FUND
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Standard Class	Standard Class
Service Class	Service Class
Delaware VIP Value Series	LVIP Delaware Value Fund
Standard Class	Standard Class
Service Class	Service Class

A-1

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE

INTO THE COMBINED PROXY STATEMENT/PROSPECTUS

DELAWARE VIP® TRUST
Delaware VIP Diversified Income Series

•  Prospectus dated April 29, 2020 (Accession No. 0001145443-20-000246)

•  Supplement to the Prospectus dated August 26, 2020 (Accession No. 0001137439-20-000741)

•  Supplement to the Prospectus dated September 11, 2020 (Accession No. 0001137439-20-000817)

•  Supplement to the Prospectus dated September 29, 2020 (Accession No. 0001137439-20-000839)

Delaware VIP High Yield Series

•  Prospectus dated April 29, 2020 (Accession No. 0001145443-20-000246)

•  Supplement to the Prospectus dated August 26, 2020 (Accession No. 0001137439-20-000742)

•  Supplement to the Prospectus dated September 11, 2020 (Accession No. 0001137439-20-000817)

•  Supplement to the Prospectus dated September 29, 2020 (Accession No. 0001137439-20-000839)

Delaware VIP Limited-Term Diversified Income Series

•  Prospectus dated April 29, 2020 (Accession No. 0001145443-20-000246)

•  Supplement to the Prospectus dated August 26, 2020 (Accession No. 0001137439-20-000743)

•  Supplement to the Prospectus dated September 11, 2020 (Accession No. 0001137439-20-000817)

•  Supplement to the Prospectus dated September 29, 2020 (Accession No. 0001137439-20-000839)

Delaware VIP REIT Series

•  Prospectus dated April 29, 2020 dated April 29, 2020 (Accession No. 0001145443-20-000246)

•  Supplement to the Prospectus dated June 11, 2020 (Accession No. 0001680359-20-000305)

•  Supplement to the Prospectus dated September 11, 2020 (Accession No. 0001137439-20-000817)

•  Supplement to the Prospectus dated September 29, 2020 (Accession No. 0001137439-20-000839)

Delaware VIP Smid Cap Core Series

•  Prospectus dated April 29, 2020 (Accession No. 0001145443-20-000246)

•  Supplement to the Prospectus dated September 11, 2020 (Accession No. 0001137439-20-000817)

•  Supplement to the Prospectus dated September 29, 2020 (Accession No. 0001137439-20-000839)

Delaware VIP U.S. Growth Series

•  Prospectus dated April 29, 2020 (Accession No. 0001145443-20-000246)

•  Supplement to the Prospectus dated September 11, 2020 (Accession No. 0001137439-20-000817)

•  Supplement to the Prospectus dated September 29, 2020 (Accession No. 0001137439-20-000839)

Delaware VIP Value Series	• Prospectus dated April 29, 2020 (Accession No. 0001145443-20-000246) • Supplement to the Prospectus dated September 11, 2020 (Accession No. 0001137439-20-000817)

B-1

• Supplement to the Prospectus dated September 29, 2020 (Accession No. 0001137439-20-000839)
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
LVIP Delaware Diversified Income Fund	• Prospectus dated December 15, 2020 (Accession No. 0001193125-20-318155)
LVIP Delaware High Yield Fund	• Prospectus dated December 15, 2020 (Accession No. 0001193125-20-318155)
LVIP Delaware Limited-Term Diversified Income Fund	• Prospectus dated December 15, 2020 (Accession No. 0001193125-20-318155)
LVIP Delaware REIT Fund	• Prospectus dated December 15, 2020 (Accession No. 0001193125-20-318155)
LVIP Delaware SMID Cap Core Fund	• Prospectus dated December 15, 2020 (Accession No. 0001193125-20-318155)
LVIP Delaware U.S. Growth Fund	• Prospectus dated December 15, 2020 (Accession No. 0001193125-20-318155)
LVIP Delaware Value Fund	• Prospectus dated December 15, 2020 (Accession No. 0001193125-20-318155)

B-2

EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions for the Delaware Funds	Fundamental Investment Restrictions for the Acquiring Funds	Material Differences

Each Delaware Fund, except the Delaware VIP® REIT Series, may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or US Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the US government, its agencies or instrumentalities, or in tax-exempt obligations.

Delaware VIP REIT Series will concentrate its investments in the real estate industry. Delaware VIP REIT otherwise may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the US government, its agencies or instrumentalities, or in tax-exempt obligations.

Each Acquiring Fund, except the LVIP Delaware REIT Fund, may not make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

LVIP Delaware REIT Fund will concentrate its investments in the real estate industry. LVIP Delaware REIT Fund otherwise may not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

None None

Fundamental Investment Restrictions for the Delaware Funds	Fundamental Investment Restrictions for the Acquiring Funds	Material Differences

Each Delaware Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.	Each Acquiring Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.	None.

Each Delaware Fund may not underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended.

Each Acquiring Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

None

Each Delaware Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Each Acquiring Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

None

Fundamental Investment Restrictions for the Delaware Funds	Fundamental Investment Restrictions for the Acquiring Funds	Material Differences

Each Delaware Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Each Acquiring Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

None The Acquiring Funds’ policy includes further detail on permitted derivatives and commodity investments.

Each Delaware Fund may not make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

Each Acquiring Fund may not make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

None The Delaware Funds’ and the Acquiring Funds’ restriction disclosure permits the Funds to make loans as permitted under the 1940 Act.

Each Delaware Fund is “diversified” as defined by the 1940 Act.

Each Acquiring Fund, except the LVIP Delaware U.S. Growth Fund, may not, with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

Each Acquiring Fund, except the LVIP Delaware U.S. Growth Fund, is diversified for purposes of the 1940 Act.

The LVIP Delaware U.S. Growth Fund is non-diversified for purposes of the 1940 Act. A non-diversified fund may invest a greater percentage of its assets in a particular issuer than a diversified fund.

EXHIBIT D

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

	Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund	Material Differences
Investment Objective	seeks maximum long-term total return, consistent with reasonable risk.	to seek maximum long-term total return, consistent with reasonable risk.	None
Principal Investment Strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objective.

The Series allocates its investments principally among the US investment grade, US high yield, international developed markets, and emerging markets sectors. The relative proportion of the Series’ assets to be allocated among these sectors is described below:

US investment grade sector

Under normal circumstances, there is no limit to the amount of the Series’ total assets that will be invested in the US investment grade sector. In managing the Series’ assets allocated to the investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Series may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities which have been established or

The Sub-Adviser researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

The Fund allocates its investments principally among the U.S. investment grade, U.S. high yield, international developed markets, and emerging markets sectors. The relative proportion of the Fund’s assets to be allocated among these sectors is described below:

U.S. investment grade sector

Under normal circumstances, there is no limit to the amount of the Fund’s total assets that will be invested in the U.S. investment grade sector. In managing the Fund’s assets allocated to the investment grade sector, the Sub-Adviser will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been

None, the principal investment strategies are materially the same. The language describing the principal risks differs in some respects but the risks of investing in the Funds are materially the same.

Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund	Material Differences

sponsored by the US government.

The investment grade sector of the Series’ assets may also be invested in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Series may invest are issued by certain private, nongovernment entities. Subject to quality limitations, the Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Series within this sector will be rated in one of the four highest rating categories or will be unrated securities that the Manager determines are of comparable quality.

US high yield sector

Under normal circumstances, between 5% and 35% of the Series’ net assets will be allocated to the US high yield sector. The Manager will invest the Series’ assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Series may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures, convertible debentures, zero coupon bonds, and payment-in-kind securities. The Series also may invest in mortgage-backed and asset-backed securities in the US high established or sponsored by the U.S. government.

The investment grade sector of the Fund’s assets may also be invested in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. Subject to quality limitations, the Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Fund within this sector will be rated in one of the four highest rating categories or will be unrated securities that the Sub-Adviser determines are of comparable quality.

U.S. high yield sector

Under normal circumstances, between 5% and 35% of the Fund’s net assets will be allocated to the U.S. high yield sector. The Sub-Adviser will invest the Fund’s assets that are allocated to the domestic high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures, convertible debentures, zero coupon bonds, and payment-in-kind securities. The Fund also may invest in mortgage-backed and asset-backed securities in the U.S. high yield sector.

Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund	Material Differences

yield sector.

The Series will invest in both rated and unrated high yield bonds. Unrated high yield bonds may be more speculative in nature than rated high yield bonds.

International developed markets sector

Under normal circumstances, between 5% and 40% of the Series’ net assets will be invested, in the aggregate, in the international developed markets and emerging markets sectors. The international developed markets sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Series may invest in sponsored and unsponsored American depositary receipts (ADRs), European depositary receipts (EDRs), or global depositary receipts (GDRs). The Series may also invest in zero coupon bonds and may purchase shares of other investment

The Fund will invest in both rated and unrated high yield bonds. Unrated high yield bonds may be more speculative in nature than rated high yield bonds.

International developed markets sector

Under normal circumstances, between 5% and 40% of the Fund’s net assets will be invested, in the aggregate, in the international developed markets and emerging markets sectors. The international developed markets sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Fund may invest in sponsored and unsponsored American depositary receipts (ADRs), European depositary receipts (EDRs), or global depositary receipts (GDRs). The Fund may also invest in zero coupon bonds and may

Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund	Material Differences

companies.

The Series may invest in both rated and unrated foreign securities.

The Series may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Series may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. The Manager will limit its investments in foreign securities to no more than 40% of the Series’ net assets, but total non-US-dollar currency will be limited, in the aggregate, to no more than 20% of the Series’ net assets. The Series will seek to hedge its foreign currency exposure by entering into forward foreign currency contracts. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities.

Emerging markets sector

The Series may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the international sector, the fixed income securities in the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from purchase shares of other investment companies.

The Fund may invest in both rated and unrated foreign securities.

The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. The Sub-Adviser will limit its investments in foreign securities to no more than 40% of the Fund’s’ net assets, but total non-U.S. dollar currency will be limited, in the aggregate, to no more than 20% of the Fund’s net assets. The Fund will seek to hedge its foreign currency exposure by entering into forward foreign currency contracts. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities.

Emerging markets sector

The Fund may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the international sector, the fixed income securities in the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from

	Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund	Material Differences

emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, MIMGL. The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.

In addition, the Sub-Adviser may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Sub-Adviser may also permit these Affiliated Sub-Sub-Advisers to execute Fund security trades on behalf of the Sub-Adviser and exercise investment discretion for securities in certain markets where the Sub-Adviser believes it will be beneficial to utilize an Affiliated Sub-Sub-Adviser’s specialized market knowledge.

The Fund’s investment objective is nonfundamental. This means that the Fund’s Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

	Delaware VIP® High Yield Series	LVIP Delaware High Yield Fund	Material Differences
Investment Objective	seeks total return and, as a secondary objective, high current income.	to seek total return and, as a secondary objective, high current income.	None
Principal Investment Strategies	The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Series.	The Sub-Adviser analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Fund.	None, the principal investment strategies are materially the

Delaware VIP® High Yield Series	LVIP Delaware High Yield Fund	Material Differences

The Manager invests primarily in fixed income securities that it believes will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. The Manager expects to invest the majority of the Series’ net assets primarily in high yield bonds (also called “junk bonds”), which involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Manager considers to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds. The Series may invest up to 40% of its net assets in foreign securities; however, the Series’ total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series’ net assets, and investments in emerging market securities will be limited to 20% of the Series’ net assets.

Before selecting high yield corporate bonds, the Manager carefully evaluates each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps the Manager evaluate how easily it may be able to buy and sell the bond. Before purchasing a bond, the Manager evaluates both the income level and its potential for price appreciation.

The Manager also does a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond’s payments.

The Series maintains a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification, the Manager can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

The Sub-Adviser invests primarily in fixed income securities that it believes will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. The Sub-Adviser expects to invest the majority of the Fund’s net assets primarily in “high yield” bonds (also called “junk” bonds), which involve greater risks than investment grade bonds. The Fund may also invest in unrated bonds that the Sub-Adviser considers to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds. The Fund may invest up to 40% of its net assets in foreign securities; however, the Fund’s total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Fund’s net assets, and investments in emerging market securities will be limited to 20% of the Fund’s net assets.

Before selecting high yield corporate bonds, the Sub-Adviser carefully evaluates each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps the Sub-Adviser evaluate how easily it may be able to buy and sell the bond. Before purchasing a bond, the Sub-Adviser evaluates both the income level and its potential for price appreciation.

The Sub-Adviser also does a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond’s payments.

The Fund maintains a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification, the Sub-Adviser can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

In addition, the Sub-Adviser may seek

same. The language describing the principal risks differs in some respects but the risks of investing in the Funds themselves are materially the same.

Delaware VIP® High Yield Series	LVIP Delaware High Yield Fund	Material Differences

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series’ investment objectives are nonfundamental. This means that the Series’ Board of Trustees (Board) may change the Series’ objectives without obtaining shareholder approval. If the objectives were changed, the Series would notify shareholders at least 60 days before the change became effective.

investment advice and recommendations from its affiliates, MIMAK, MIMEL, and MIMGL, under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may also permit these Affiliated Sub-Sub-Advisers to execute Fund security trades on behalf of the Sub-Adviser and exercise investment discretion for securities in certain markets where the Sub-Adviser believes it will be beneficial to utilize an Affiliated Sub-Sub-Adviser’s specialized market knowledge.

The Fund’s investment objectives are nonfundamental. This means that the Fund’s Board of Trustees may change the Fund’s objectives without obtaining shareholder approval. If the objectives were changed, the Fund would notify shareholders at least 60 days before the change became effective.

	Delaware VIP® Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund	Material Differences
Investment Objective	seeks maximum total return, consistent with reasonable risk.	to seek maximum total return, consistent with reasonable risk.	None
Principal Investment Strategies

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager believes are the best investments for the Series. Securities in which the Series may invest include, but are not limited to, the following:

•  securities issued or guaranteed by the US government, such as US Treasurys;

•  securities issued by US government agencies or

The Sub-Adviser analyzes economic and market conditions, seeking to identify the securities or market sectors that the Sub-Adviser believes are the best investments for the Fund. Securities in which the Fund may invest include, but are not limited to, the following:

•  securities issued or guaranteed by the U.S. government, such as U.S. Treasurys;

•  securities issued by U.S. government agencies or

None, the principal investment strategies are materially the same. The language describing the principal risks differs in some respects but the risks of investing in the instrumentalities, such as securities of Ginnie Mae;

•  investment grade and below-investment-grade corporate bonds; non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);

•  securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and US dollars;

•  bank loans; and

•  short-term investments.

Under normal circumstances, the Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities. The Series may invest in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Series may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government.

The Series may also invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Series may invest are issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables instrumentalities, such as securities of Ginnie Mae;

•  investment grade and below-investment-grade corporate bonds; non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);

•  securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and U.S. dollars;

•  bank loans; and

•  short-term investments.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities. The Fund may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which the Fund may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government.

The Fund may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as

Funds themselves are materially the same.

on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series maintains an average effective duration from one to three years.

The Series may also invest up to 20% of its net assets in below-investment-grade securities (commonly known as high yield or “junk bonds”). The Series may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures. The Series may invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds.

These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-US-dollar currency will be limited, in the receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund maintains an average effective duration from one to three years.

The Fund may also invest up to 20% of its net assets in below-investment-grade securities (commonly known as “high yield” or “junk” bonds). The Fund may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures. The Fund may invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds.

These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The Fund may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Fund’s total non-U.S. dollar currency will be limited, in the aggregate, to no more aggregate, to no more than 10% of its net assets.

The Series may invest in sponsored and unsponsored American depositary receipts, European depositary receipts, or global depositary receipts. It may also invest in zero coupon bonds. Further, it may purchase shares of other investment companies.

The Series may invest in both rated and unrated foreign securities.

The Series may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Series may, from time to time, purchase or sell foreign currencies and/ or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities.

In addition to the investments discussed above, the Series may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Series will use derivatives for both hedging and non-hedging purposes. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Manager may also permit these than 10% of its net assets.

The Fund may invest in sponsored and unsponsored American depositary receipts, European depositary receipts, or global depositary receipts. It may also invest in zero coupon bonds. Further, it may purchase shares of other investment companies.

The Fund may invest in both rated and unrated foreign securities.

The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Fund may, from time to time, purchase or sell foreign currencies and/ or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities.

In addition to the investments discussed above, the Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and non-hedging purposes. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

In addition, the Sub-Adviser may seek investment advice and recommendations from its affiliates, MIMAK, MIMEL, and MIMGL, under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may also permit these Affiliated Sub-Sub-

Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

Advisers to execute Fund security trades on behalf of the Sub-Adviser and exercise investment discretion for securities in certain markets where the Sub-Adviser believes it will be beneficial to utilize an Affiliated Sub-Sub-Adviser’s specialized market knowledge.

The Fund’s investment objective is nonfundamental. This means that the Fund’s Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

	Delaware VIP® REIT Series	LVIP Delaware REIT Fund	Material Differences
Investment Objective	seeks maximum long-term total return, with capital appreciation as a secondary objective.	to seek maximum long-term total return, with capital appreciation as a secondary objective.	None
Principal Investment Strategies

For the purposes of this section, “How we manage the Series,” a reference to the Manager may also include MIMGL with respect to its role as sub-advisor of the Series. The Manager takes a disciplined approach to investing, combining investment strategies and risk-management techniques that it believes can help shareholders meet their goals.

The Sub-Advisor utilizes a style-neutral systematic quantitative process designed to capture attractive characteristics of stocks by focusing

The Sub-Adviser researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following describes how the Sub-Adviser pursues the Fund’s investment objectives. For purposes of this section, a reference to Sub-Adviser may also include MIMGL with respect to its role as sub-sub-adviser. The Sub-Adviser takes a disciplined approach to investing, combining investment strategies and risk-management techniques that it believes can help shareholders meet their goals.

The Sub-Adviser utilizes a style-neutral systematic quantitative process designed to capture attractive characteristics of stocks by

None, the principal investment strategies are materially the same.

The language describing the principal risks differs in some respects but the risks of investing in the Funds themselves are materially the same.

on multiple dimensions of stock drivers, coupled with a practical portfolio management overlay.

The Series strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Manager invests in securities of companies principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets, plus any borrowings for investment purposes, in REITs. The Series may also invest in equity securities of real estate industry operating companies, known as REOCs.

The Series does not normally acquire securities for short-term purposes; however, the Manager may take advantage of short-term opportunities that are consistent with the Series’ investment objectives.

The Manager may permit its affiliate, MFMHKL, to execute Series security trades on behalf of the Manager.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

focusing on multiple dimensions of stock drivers, coupled with a practical portfolio management overlay.

The Fund strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Sub-Adviser invests in securities of companies principally engaged in the real estate industry. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in REITs. The Fund may also invest in equity securities of real estate industry operating companies, known as REOCs.

The Fund does not normally acquire securities for short-term purposes; however, the Sub-Adviser may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.

The Sub-Adviser may seek investment advice and recommendations from its affiliates under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective The Sub-Adviser may permit its affiliates:

•  MIMGL to provide discretionary investment management services and to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also seek quantitative support from MIMGL.

•  MFMHKL to execute Fund security trades on behalf of the Sub-Adviser.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The Series’ investment objectives are nonfundamental. This means that the Series’ Board of Trustees (Board) may change the Series’ objectives without obtaining shareholder approval. If the objectives were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Fund’s investment objectives are nonfundamental. This means that the Fund’s Board of Trustees may change the Fund’s investment objectives without obtaining shareholder approval. If the investment objectives were changed, the Fund would notify shareholders at least 60 days before the change became effective.

	Delaware VIP® Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund	Material Differences
Investment Objective	seeks long-term capital appreciation.	to seek long-term capital appreciation.	None
Principal Investment Strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objective.

The Manager strives to identify stocks of small- and mid-capitalization companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow.

The Series employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality.

In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its

The Sub-Adviser researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

The Sub-Adviser strives to identify stocks of small- and mid-capitalization companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow. The Fund employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Sub-Adviser typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality.

In further evaluating the attractiveness of an investment, the Sub-Adviser considers factors such as business conditions in the

None, the principal investment strategies are materially the same.

The language describing the principal risks differs in some respects but the risks of investing in the Funds themselves are materially the same.

competitive position in that industry.

The Manager conducts fundamental research on certain investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

The Manager may permit its affiliates, MIMGL and MFMHKL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Under normal market conditions, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in equity securities of small- to mid-sized companies.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

company’s industry and its competitive position in that industry.

The Sub-Adviser conducts fundamental research on certain investments, which often includes reviewing U.S. SEC filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Sub-Adviser applies controls to ensure the portfolio has acceptable risk characteristics. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

The Sub-Adviser may seek investment advice and recommendations from its affiliates under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may permit the Affiliated Sub-Sub-Advisers to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also seek quantitative support from MIMGL.

Under normal market conditions, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in equity securities of small- to mid-sized companies.

The Fund’s investment objective is nonfundamental. This means that the Fund’s Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

	Delaware VIP® U.S. Growth Series	LVIP Delaware U.S. Growth Fund	Material Differences
Investment Objective	seeks long-term capital appreciation.	to seek long-term capital appreciation.	None
Principal Investment Strategies

The portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they believe are the best investments for the Series. The following are descriptions of how the portfolio managers pursue the Series’ investment objective.

The Fund invests primarily in common stocks. The Fund, under normal circumstances, will invest at least 80% of its assets in securities issued by U.S. companies (80% policy). The Fund generally invests in companies included in the Russell 1000 Growth Index (“Index”), which represents the large cap growth segment of the U.S. equity universe. As of September 30, 2020, the Index included 447 companies. The Fund invests in companies that the sub-adviser, Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. For purposes of this section, a reference to Sub-Adviser may also include Macquarie Investment Management Global Limited (“MIMGL” or “Sub-Sub-Adviser”) with respect to its role as sub-subadviser to the Fund.

The Sub-Adviser researches individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they believe are the best investments for the Fund. The following are descriptions of how the Sub-Adviser pursues the Fund’s investment objective. For purposes of this section, a reference to Sub-Adviser may also include MIMGL with respect to its role as Sub-Subadviser.

The Sub-Adviser takes a disciplined approach to investing, combining investment strategies and risk management techniques that it believes can help shareholders meet

LVIP Delaware U.S. Growth Fund is a non-diversified fund, while the Acquired Fund is a diversified fund. A non-diversified fund may invest a greater percentage of its assets in a particular issuer than a diversified fund.

In addition, the Acquiring Fund may focus on different characteristics when selecting investments.

The Series seeks long-term capital appreciation. The Series invests primarily in common stocks and, although the Series has the flexibility to invest in companies of all sizes, the Series generally focuses on medium- and large-size companies. The portfolio managers’ goal is to own companies that they expect to grow faster than the US economy. Using a bottom-up approach, the portfolio managers look for companies that they believe:

•  have large end-market potential, dominant business models, and strong free cash flow generation;

•  demonstrate operational efficiencies;

•  have planned well for capital allocation; and

•  have governance policies that tend to be favorable to shareholders.

There are a number of catalysts that might increase a company’s potential for free cash flow growth. The portfolio managers’ disciplined, research-intensive selection process is designed to identify catalysts such as:

•  management changes;

•  new products;

•  structural changes in the economy; or

•  corporate restructurings and turnaround situations.

The portfolio managers seek to maintain a diversified portfolio representing a number of different industries. Such an approach should help to minimize the impact that any one security or industry their goals.

The Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks and, although the Fund has the flexibility to invest in companies of all sizes, the Fund generally focuses on medium- and large-size companies. The Sub-Adviser’s goal is to own companies that they expect to grow faster than the U.S. economy. Using a systematic bottom-up approach, the Sub-Adviser looks for companies that they believe have the following characteristics:

•  Solid earnings appreciation coupled with trending price action;

•  Demonstrated business quality, including superior profitability, earnings stability, balance sheet strength and corporate sustainability; and

•  Reasonable company valuations relative to their growth prospects, and their peer group.

In addition, the team looks to invest in stocks that provide exposure to opportunistic events that may be a catalyst for future growth or create an efficient investment entry point. These events may include corporate events such as capital raisings, share buyback programs, initial public offerings, and index changes.

Underlying the team’s investment process is their research effort focused on continuously evolving and adapting its systematic approach to evolving market and investor dynamics. To do this the team focus its research on five pillars of the systematic process, data, modelling, construction, trade implementation and attribution.

The Sub-Adviser seeks to maintain a diversified portfolio representing a number of different industries. Such an approach should help to minimize could have on the Series if it were to experience a period of slow or declining growth. Because the Series’ objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for the portfolio managers.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

the impact that any one security or industry could have on the Fund if it were to experience a period of slow or declining growth. However, because the Fund generally invests in companies included in the Index, it may have a significant portion of its investments in the information technology sector. Because the Fund’s investment objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for the Sub-Adviser.

The Sub-Adviser may seek investment advice and recommendations from its affiliates under the sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may permit its affiliates:

•   MIMGL to provide discretionary investment management services and to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also seek quantitative support from MIMGL

•   Macquarie Funds Management Hong Kong Limited (“MFMHK”), to execute Fund security trades on behalf of the Sub-Adviser.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of assets in a particular issuer than a diversified fund.

The Fund’s investment objective is nonfundamental. This means that the Fund’s Board of Trustees may change the investment objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

	Delaware VIP® Value Series	LVIP Delaware Value Fund	Material Differences
Investment Objective	seeks long-term capital appreciation.	to seek long-term capital appreciation.	None
Principal Investment Strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities that the Manager believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series’ investment objective.

The Series invests primarily in securities of large-capitalization companies that the Manager believes have long-term capital appreciation potential. The Manager follows a value-oriented investment philosophy in selecting stocks for the Series using a research-intensive approach that considers factors such as:

•   a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

•   favorable earnings prospects and dividend yield potential;

•   the financial condition of the issuer; and,

•   various qualitative factors.

The Manager may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Series. In considering whether to sell a security, the Manager may evaluate, among other things, the factors listed above, the condition of the US economy, the condition of non-US economies, and changes in the condition and outlook in the issuer’s industry sector.

The Manager may permit its affiliates, MIMGL and MFMHKL, to execute

The Sub-Adviser researches individual companies and analyzes economic and market conditions, seeking to identify the securities that the Sub-Adviser believes are the best investments for the Fund. The following are descriptions of how the Sub-Adviser pursues the Fund’s investment objective.

The Fund invests primarily in securities of large-capitalization companies that the Sub-Adviser believes have long-term capital appreciation potential. The Sub-Adviser follows a value-oriented investment philosophy in selecting stocks for the Fund using a research intensive approach that considers factors such as:

•   a security price that reflects a market valuation that is judged to be below the estimated present or future value of the company;

•   favorable earnings prospects and dividend yield potential;

•   the financial condition of the issuer; and,

•   various qualitative factors.

The Sub-Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Sub-Adviser may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer’s industry sector.

The Sub-Adviser may seek investment advice and

None, the principal investment strategies are materially the same.

The language describing the principal risks differs in some respects but the risks of investing in the Funds themselves are materially the same.

Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ investment objective is nonfundamental. This means that the Series’ Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

recommendations from its affiliates under the sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may permit its affiliates, MIMGL and MFMHKL, to execute Fund security trades on behalf of the Sub-Adviser. The Sub-Adviser may also seek quantitative support from MIMGL.

The Fund’s investment objective is nonfundamental. This means that the Fund’s Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

COMPARISON OF PRINCIPAL RISKS

Principal Risks	Delaware VIP Diversified Income Series	LVIP Delaware Diversified Income Fund
Active Management and Selection Risk	Ö	Ö
Counterparty Risk	Ö	Ö
Credit Risk	Ö	Ö
Derivatives Risk	Ö	Ö
Emerging Markets Risk	Ö	Ö
Foreign Government Securities Risk	Ö	Ö
Foreign Risk	Ö	Ö
Government and Regulatory Risk	Ö	Ö
High Yield Risk	Ö	Ö
Industry and Security Risk	Ö	Ö
Interest Rate Risk	Ö	Ö
Leveraging Risk	Ö	Ö
LIBOR Risk	Ö	Ö
Liquidity Risk	Ö	Ö
Loans and Other Indebtedness Risk	Ö	Ö
Market Risk	Ö	Ö
Natural Disaster and Epidemic Risk	Ö	Ö
Prepayment Risk	Ö	Ö
Short Sales Risk	Ö	Ö
Transaction Costs Risk	Ö	Ö
Valuation Risk	Ö	Ö
Zero Coupon and Payment-In-Kind (PIK) Risk	Ö	Ö

Principal Risks	Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Active Management and Selection Risk	Ö	Ö
Counterparty Risk	Ö	Ö
Credit Risk	Ö	Ö
Derivatives Risk	Ö	Ö
Emerging Markets Risk	Ö	Ö
Foreign Risk	Ö	Ö
Government and Regulatory Risk	Ö	Ö
High Yield Corporate (Junk) Bond Risk	Ö	Ö
Industry and Securities Risk	Ö	Ö
Interest Rate Risk	Ö	Ö
Leveraging Risk	Ö	Ö
LIBOR Risk	Ö	Ö
Liquidity Risk	Ö	Ö
Loans and Other Indebtedness Risk	Ö	Ö
Market Risk	Ö	Ö
Natural Disaster and Epidemic Risk	Ö	Ö
Recession Risk	Ö	Ö
Redemption Risk	Ö	Ö
Short Sales Risk	Ö	Ö
Valuation Risk	Ö	Ö
Zero Coupon and Payment-In-Kind (PIK) Risk	Ö	Ö

Principal Risks	Delaware VIP Limited- Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Active Management and Selection Risk	Ö	Ö
Counterparty Risk	Ö	Ö
Credit Risk	Ö	Ö
Currency Risk	Ö	Ö
Derivatives Risk	Ö	Ö
Emerging Markets Risk	Ö	Ö
Foreign Risk	Ö	Ö
Government and Regulatory Risk	Ö	Ö
High Yield Corporate (Junk) Bond Risk	Ö	Ö
Industry, Sector and Security Risks	Ö	Ö
Interest Rate Risk	Ö	Ö
Leveraging Risk	Ö	Ö
LIBOR Risk	Ö	Ö
Liquidity Risk	Ö	Ö
Loans and Other Indebtedness Risk	Ö	Ö
Market Risk	Ö	Ö
Natural Disaster and Epidemic Risk	Ö	Ö
Prepayment Risk	Ö	Ö
Short Sales Risk	Ö	Ö
Valuation Risk	Ö	Ö
Zero Coupon and Payment-In-Kind (PIK) Risk	Ö	Ö

Principal Risks	Delaware VIP REIT Series	LVIP Delaware REIT Fund
Active Management and Selection Risk	Ö	Ö
Counterparty Risk	Ö	Ö
Derivatives Risk	Ö	Ö
Foreign Risk	Ö	Ö
Government and Regulatory Risk	Ö	Ö
Industry, Sector and Security Risks	Ö	Ö
Interest Rate Risk	Ö	Ö
Leveraging Risk	Ö	Ö
Liquidity Risk	Ö	Ö
Market Risk	Ö	Ö
Natural Disaster and Epidemic Risk	Ö	Ö
Prepayment Risk	Ö	Ö
Real Estate Industry Risk	Ö	Ö

Principal Risks	Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Active Management and Selection Risk	Ö	Ö
Company Size Risk	Ö	Ö
Counterparty Risk	Ö	Ö
Currency Risk	Ö	Ö
Derivatives Risk	Ö	Ö
Foreign Risk	Ö	Ö
Government and Regulatory Risk	Ö	Ö
Industry, Sector and Security Risks	Ö	Ö
Inefficient Market Risk	Ö	Ö
Information risk	Ö	Ö
Interest Rate Risk	Ö	Ö
Leveraging Risk	Ö	Ö
Liquidity Risk	Ö	Ö
Market Risk	Ö	Ö
Natural Disaster and Epidemic Risk	Ö	Ö
Political Risk	Ö	Ö
Real Estate Industry Risk	Ö	Ö
Transaction Costs Risk	Ö	Ö

Principal Risks	Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Active Management and Selection Risk	Ö	Ö
Counterparty Risk	Ö	Ö
Currency Risk	Ö
Derivatives Risk	Ö	Ö
Emerging Markets Risk	Ö	Ö
Foreign Risk	Ö	Ö
Government and Regulatory Risk	Ö	Ö
Growth Stocks Risk		Ö

Industry, Sector and Security Risks	Ö	Ö
Inefficient Market Risk	Ö
Information Risk	Ö
Large Cap Company Risk		Ö
Leveraging Risk	Ö	Ö
Liquidity Risk	Ö	Ö
Market Risk	Ö	Ö
Medium Cap Companies Risk		Ö
Natural Disaster and Epidemic Risk	Ö	Ö
Non-Diversification Risk		Ö
Political Risk	Ö
Real Estate Industry Risk	Ö
Transaction Costs Risk	Ö

Principal Risks	Delaware VIP Value Series	LVIP Delaware Value Fund
Active Management and Selection Risk	Ö	Ö
Counterparty Risk	Ö	Ö
Derivatives Risk	Ö	Ö
Government and Regulatory Risks	Ö	Ö
Industry and Security Risks	Ö	Ö
Leveraging Risk	Ö	Ö
Liquidity Risk	Ö	Ö
Market Risk	Ö	Ö
Natural Disaster and Epidemic Risk	Ö	Ö
Real Estate Industry Risk	Ö	Ö

EXHIBIT E

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [__], 2021 by and among: (i) Delaware VIP Trust (the “Target Entity”), an open-end registered investment company, separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) Lincoln Variable Insurance Products Trust, an open-end registered investment company (the “Acquiring Entity”), separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). Macquarie Investment Management Business Trust, on behalf of its series Delaware Management Company (“MIMBT”) joins this Agreement solely for purposes of Sections 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3. Lincoln Investment Advisors Corporation (“LIAC”) joins this agreement solely for purposes of Sections 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the Net Assets (as defined in Section 1.2(c)) of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.        The parties hereto intend that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.        Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)        The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)        The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof, except as contemplated under Section 4.1(f).

(c)        The Target Fund will use its best efforts to identify and discharge all known liabilities and obligations prior to the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations, and prior to the Closing Date will have discharged such liabilities, including without limitation (i) liabilities arising from the Target Fund’s allocation of Target Entity obligations, such as any undischarged obligations to board members under a deferred compensation plan; (ii) any liabilities, costs or charges relating to fee waiver and expense reimbursement arrangements between the Target Funds and MIMBT (including any recoupment of any fees or expenses of the Target Funds previously waived or reimbursed); and, (iii) any liabilities or penalties resulting from the termination of material contracts or other commitments of the Target Funds, including the contracts listed on schedule 4.1(h). At the Closing, the Acquiring Fund shall assume all of the liabilities of the Target Fund set forth in the statement of Assets and Liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.1(g) (collectively, “Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)        As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e)        Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f)        Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide LIAC and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, LIAC, on behalf of the Acquiring Fund, will advise MIMBT and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under applicable law; or (ii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and in the Target Fund’s discretion, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, make a good faith effort to liquidate such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to liquidate any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g)        The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h)        Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i)        Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.        With respect to each Reorganization:

(a)        The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of its Net Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b)        The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.

(c)        The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)        All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1.        Each Reorganization shall close on such date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each

Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.        With respect to each Reorganization:

(a)        The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be presented, transferred and delivered by the Target Fund’s custodian (the “Target Custodian”) as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. A draft of such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such final certificates and other written instruments shall be transferred and delivered by the Target Custodian as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to the undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b)        The Target Entity shall direct the Target Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c)        At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)        The Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)        In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1.        The Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a)        The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b)        The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c)        No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d)        To the knowledge of the Target Fund, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. To the knowledge of the Target Fund, (i) the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and (ii) the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund, and (iii) there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets and that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. To the knowledge of the Target Fund, all advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f)        Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to only those restrictions on the full transfer thereof as when they were held by the Target Fund, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets;

(g)        Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)        To the knowledge of the Target Fund, except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i)        To the knowledge of the Target Fund, except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable or as contemplated by Section 4.1(f); and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j)        The financial statements of the Target Fund for the most recently completed fiscal year have been, or will be, audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, are or will be, as applicable, prepared in accordance with GAAP consistently applied, and such statements (copies of which, if available, have been furnished or made available to the Acquiring Fund) present fairly, or will present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or, to the knowledge of the Target Fund, is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k)        Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)        To the knowledge of the Target Fund, on the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) for the prior three (3) taxable years for which Tax Returns have been due shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)        The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under

Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund will not have as of the Closing Date any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. If a Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Target Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) has been managed and its business has been conducted so that no variable contract holder is or will be taxable on such Target Fund’s income and gains as a result of the investor control doctrine. The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations promulgated thereunder;

(n)        The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o)        The Target Fund has not undergone, has not agreed to undergo, nor, to its knowledge, is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p)        The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q)        The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(r)        All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws.

All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund;

(s)        The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t)        The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u)        As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information requested by the Acquiring Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not, to its knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v)        To the knowledge of the Target Fund, the books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w)        The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x)        The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(y)        The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.        The Acquiring Entity, on behalf of each Acquiring Fund, represents and warrants to the Target Entity and corresponding Target Fund as follows:

(a)        The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b)        The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)        No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)        The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)        The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f)        Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)        The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to LIAC or its affiliate to secure any required initial shareholder approvals;

(h)        On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i)        The Acquiring Fund: (i) was formed for the purpose of the respective Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and has elected (or will timely elect) the latter classification by filing Form 8832 with the Service, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j)        The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)        The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l)        The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m)        The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by LIAC or its affiliates;

(n)        As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

4.3.        With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)        The net asset value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be equal to the net asset value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)        The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c)        No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d)        Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than dividends and redemption payments) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1.        With respect to each Reorganization:

(a)        The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, LIAC may request in writing that MIMBT use commercially reasonable efforts, subject to MIMBT’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. MIMBT agrees that it will accommodate such requests if in MIMBT’s discretion such trading restrictions may practicably be implemented and are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)        The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c)        The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.    In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 120 days or such longer period as is mutually agreed upon by the parties.

(d)         The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e)        The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and LIAC in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or LIAC.

(f)        The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in this Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g)        The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the Assets and the Liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h)        Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i)        As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j)        The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k)        The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l)        The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m)        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n)        The parties intend that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(o) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1.        With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)        All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)        The Acquiring Entity shall have delivered to the Target Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Entity and Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c)        The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d)        The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e)        As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f)        The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g)        The Target Entity shall have received on the Closing Date the opinion of Dechert LLP (“Dechert”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i)        The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii)        The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)        The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and MIMBT, it is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv)        The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v)        The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1.        With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)        All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)        The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c)        The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Entity and Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d)        The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Entity’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Entity’s President or the Target Entity’s Vice President, as applicable;

(e)        The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f)        The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g)        The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h)        The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i)        As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j)        The Acquiring Entity shall have received on the Closing Date an opinion of counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i)        The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii)        The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)        The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity, the Acquiring Fund and LIAC, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv)        The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.        The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.        The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3.        On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4.        All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5.        The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6.        The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Dechert in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Dechert may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Dechert appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

9.	FEES AND EXPENSES

9.1.        The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.        Except as otherwise stated herein, LIAC will bear the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The expenses of the Reorganizations shall include costs associated with obtaining board approvals, any necessary order of exemption from the 1940 Act, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), preparation and filing other necessary reorganization documents with the SEC to effect the Reorganization, legal fees, accounting fees, audit fees, proxy solicitation fees, taxes and stamps, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). LIAC will not bear any costs relating to the Reorganizations other than as described in this Agreement.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1.        With respect to a Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the applicable Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

11.2.        With respect to a Reorganization, the Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and each of the Acquiring Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the applicable Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1.        Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before October 1, 2021; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or (iv) by the board of trustees of either the Target Entity or Acquiring Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Acquiring Entity and LIAC:

c/o Lincoln Investment Advisors Corporation

150 N. Radnor Chester Road

Radnor, PA 19087

Fax: _________________

Attn: Jayson Bronchetti, President

With a copy to:

Dechert LLP

650 Town Center Drive

Suite 700

Costa Mesa, CA 92626-7122

Attn: Robert A. Robertson

For the Target Entity and MIMBT:

100 Independence,

610 Market Street

Philadelphia, PA 19106

Fax: ______________

Attn: David F. Connor, General Counsel

with a copy to:

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Fax: (215) 564-8120

Attn: Bruce G. Leto

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1.        The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.        This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4.        This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5.        The Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Trust Instrument of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

16.6.        The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization with each Acquiring Fund, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. Pursuant to the Trust Instrument of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

16.7.        The parties expressly agree that their obligations hereunder shall not be binding upon any of their respective board members, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.	PUBLICITY/CONFIDENTIALITY

17.1.        The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

17.2.        The Target Entity, the Acquiring Entity, MIMBT and LIAC (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, any non-public information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it becomes publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

17.3.        In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Lincoln Variable Insurance Products Trust, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:	Delaware VIP® Trust, on behalf of its series identified on Exhibit A hereto By: _________________________________ Name: Title:

Lincoln Investment Advisors Corporation, solely with respect to Sections 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3 By: _________________________________ Name: Title:

Macquarie Investment Management Business Trust, on behalf of its series, Delaware Management Company, solely with respect to 1.2(f), 5.1(a), 9.2, 14, 16.3, 17.2, and 17.3

By: _________________________________

Name:

Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Target Trust/Fund (and share classes)	Corresponding Acquiring Trust/Fund (and share classes)
Delaware VIP Trust	Lincoln Variable Insurance Products Trust
Delaware VIP Diversified Income Series Standard Class Service Class	LVIP Delaware Diversified Income Fund Standard Class Service Class
Delaware VIP High Yield Series Standard Class Service Class	LVIP Delaware High Yield Fund Standard Class Service Class
Delaware VIP Limited-Term Diversified Income Series Standard Class Service Class	LVIP Delaware Limited-Term Diversified Income Fund Standard Class Service Class
Delaware VIP REIT Series Standard Class Service Class	LVIP Delaware REIT Fund Standard Class Service Class
Delaware VIP Smid Cap Core Series Standard Class Service Class	LVIP Delaware SMID Cap Core Fund Standard Class Service Class
Delaware VIP U.S. Growth Series Standard Class Service Class	LVIP Delaware U.S. Growth Fund Standard Class Service Class
Delaware VIP Value Series Standard Class Service Class	LVIP Delaware Value Fund Standard Class Service Class

Schedule 4.1(h)

Assigned Contracts

[___]

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

[___]

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

[___]

Schedule 5.1(f)

Target Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder,

•  the dividend reinvestment elections applicable to each shareholder, and

•  the backup withholding and nonresident alien withholding certifications

	[____]	Electronic

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund
All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date[2]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

All Tax Returns filed by or on behalf of the Target Fund (including extensions)
Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

1             The terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.

2             Such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date.

All books and records related to testing the qualification of the Target Fund, excluding the C Corporation Target Fund, as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i)        The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)        No gain or loss will be recognized by the Target Fund upon (i) the transfer of all of its Assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code and (ii) the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code, except that the Target Fund may be required to recognize gain or loss with respect to (A) contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(iii)        No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(v)        The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code, except with respect to (A) contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, and (C) any other Asset on which gain was recognized by the Target Fund upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(vi)        The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)        No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii)        The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)        The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)        For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

EXHIBIT F

FINANCIAL HIGHLIGHTS

These financial highlight tables are intended to help you understand the Delaware Funds’ financial performance for the past five fiscal years and are included in the Delaware Funds’ prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent 12-month annual reporting period.

The following tables set forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended December 31, except as otherwise indicated.

Delaware VIP Diversified Income Series

The financial highlights table is intended to help you understand the financial performance of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class or Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information, except for the six months ended June 30, 2020, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

	Delaware VIP Diversified Income Series Standard Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$10.71	$9.99	$10.54	$10.29	$10.29	$10.84

Income (loss) from investment operations:
Net investment income[2]	0.13	0.31	0.34	0.34	0.27	0.35
Net realized and unrealized gain (loss)	0.48	0.71	(0.56)	0.19	0.09	(0.45)

Total from investment operations	0.61	1.02	(0.22)	0.53	0.36	(0.10)

Less dividends and distributions from:
Net investment income	(0.31)	(0.30)	(0.33)	(0.28)	(0.36)	(0.33)
Net realized gain	—	—	—	—	—	(0.12)

Total dividends and distributions	(0.31)	(0.30)	(0.33)	(0.28)	(0.36)	(0.45)

Net asset value, end of period	$11.01	$10.71	$9.99	$10.54	$10.29	$10.29

Total return[3]	5.75%[4]	10.43%[4,5]	(2.12% )	5.22%	3.52%	(1.08% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$355,949	$348,697	$323,184	$333,226	$322,535	$339,023
Ratio of expenses to average net assets[6]	0.60%	0.62%	0.65%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets prior to fees waived[6]	0.64%	0.64%	0.65%	0.66%	0.67%	0.67%

Ratio of net investment income to average net assets	2.40%	2.92%	3.38%	3.22%	2.63%	3.29%
Ratio of net investment income to average net assets prior to fees waived	2.36%	2.90%	3.38%	3.22%	2.63%	3.29%
Portfolio turnover	79%	171%	143%	145%	247%	250%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$10.63	$9.92	$10.46	$10.22	$10.22	$10.77

Income (loss) from investment operations:
Net investment income[2]	0.11	0.27	0.31	0.31	0.25	0.32
Net realized and unrealized gain (loss)	0.46	0.71	(0.55)	0.18	0.08	(0.45)

Total from investment operations	0.57	0.98	(0.24)	0.49	0.33	(0.13)

Less dividends and distributions from:
Net investment income	(0.27)	(0.27)	(0.30)	(0.25)	(0.33)	(0.30)
Net realized gain	—	—	—	—	—	(0.12)

Total dividends and distributions	(0.27)	(0.27)	(0.30)	(0.25)	(0.33)	(0.42)

Net asset value, end of period	$10.93	$10.63	$9.92	$10.46	$10.22	$10.22

Total return[3]	5.48%	10.08%[4]	(2.29% )	4.89%	3.28%	(1.34% )

Ratios and supplemental data:

Net assets, end of period (000 omitted)	$2,145,972	$2,199,174	$2,033,837	$2,185,214	$1,914,341	$1,831,388
Ratio of expenses to average net assets[5]	0.90%	0.92%	0.93%	0.91%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.94%	0.95%	0.96%	0.97%	0.97%
Ratio of net investment income to average net assets	2.10%	2.62%	3.10%	2.97%	2.38%	3.04%
Ratio of net investment income to average net assets prior to fees waived	2.06%	2.60%	3.08%	2.92%	2.33%	2.99%
Portfolio turnover	79%	171%	143%	145%	247%	250%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower. See Note 11 in “Notes to financial statements.”
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP High Yield Series

The financial highlights table is intended to help you understand the financial performance of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class or Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information, except for the six months ended June 30, 2020, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP High Yield Series Standard Class
	Six months ended 6/30/20[1]	Year ended
	(unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$5.08	$4.67	$5.20	$5.14	$4.89	$5.67

Income (loss) from investment operations:
Net investment income[2]	0.12	0.26	0.28	0.28	0.29	0.34
Net realized and unrealized gain (loss)	(0.31)	0.48	(0.50)	0.09	0.32	(0.67)

Total from investment operations	(0.19)	0.74	(0.22)	0.37	0.61	(0.33)

Less dividends and distributions from:
Net investment income	(0.30)	(0.33)	(0.31)	(0.31)	(0.36)	(0.37)
Net realized gain	—	—	—	—	—	(0.08)

Total dividends and distributions	(0.30)	(0.33)	(0.31)	(0.31)	(0.36)	(0.45)

Net asset value, end of period	$4.59	$5.08	$4.67	$5.20	$5.14	$4.89

Total return[3]	(3.49%)[4]	16.43%[4,5]	(4.47%)	7.49%	13.16%[4]	(6.60%)[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,816	$79,463	$75,568	$102,359	$112,614	$111,748
Ratio of expenses to average net assets[6]	0.74%	0.74%	0.75%	0.75%	0.74%	0.75%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%	0.76%	0.75%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	5.25%	5.32%	5.60%	5.35%	5.95%	6.25%
Ratio of net investment income to average net assets prior to fees waived	5.22%	5.30%	5.60%	5.35%	5.94%	6.24%
Portfolio turnover	74%	87%	96%	86%	112%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower. See Note 9 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP High Yield Series Service Class
	Six months ended 6/30/20[1]	Year ended
	(unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$5.06	$4.65	$5.18	$5.12	$4.87	$5.65

Income (loss) from investment operations:
Net investment income[2]	0.12	0.25	0.26	0.26	0.28	0.32
Net realized and unrealized gain (loss)	(0.32)	0.48	(0.49)	0.10	0.32	(0.66)

Total from investment operations	(0.20)	0.73	(0.23)	0.36	0.60	(0.34)

Less dividends and distributions from:
Net investment income	(0.28)	(0.32)	(0.30)	(0.30)	(0.35)	(0.36)
Net realized gain	—	—	—	—	—	(0.08)

Total dividends and distributions	(0.28)		(0.32)	(0.30)		(0.30)	(0.35)	(0.44)

Net asset value, end of period	$4.58		$5.06	$4.65		$5.18	$5.12	$4.87

Total return[3]	(3.63%	)	16.12%[4]	(4.76%	)	7.26%	12.91%	(6.87%	)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,428		$123,687	$118,487		$149,616	$160,831	$162,513
Ratio of expenses to average net assets[5]	1.04%		1.04%	1.03%		1.00%	0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.07%		1.06%	1.05%		1.05%	1.05%	1.06%
Ratio of net investment income to average net assets	4.95%		5.02%	5.32%		5.10%	5.70%	6.00%
Ratio of net investment income to average net assets prior to fees waived	4.92%		5.00%	5.30%		5.05%	5.64%	5.94%
Portfolio turnover	74%		87%	96%		86%	112%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower. See Note 9 in “Notes to financial statements.”
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP Limited-Term Diversified Income Series

The financial highlights table is intended to help you understand the financial performance of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class or Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information, except for the six months ended June 30, 2020, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$9.82	$9.59	$9.83	$9.82	$9.78	$9.87

Income (loss) from investment operations:

Net investment income[2]	0.07	0.22	0.21	0.15	0.11	0.13
Net realized and unrealized gain (loss)	0.21	0.27	(0.19)	0.06	0.09	(0.05)

Total from investment operations	0.28	0.49	0.02	0.21	0.20	0.08

Less dividends and distributions from:
Net investment income	(0.10)	(0.26)	(0.26)	(0.20)	(0.16)	(0.17)

Total dividends and distributions	(0.10)	(0.26)	(0.26)	(0.20)	(0.16)	(0.17)

Net asset value, end of period	$10.00	$9.82	$9.59	$9.83	$9.82	$9.78

Total return[3]	2.88%[4]	5.21%	0.24%	2.17%	2.09%	0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,225	$131,920	$260,009	$98,895	$81,412	$62,646
Ratio of expenses to average net assets[5]	0.54%	0.54%	0.54%	0.55%	0.55%	0.56%
Ratio of expenses to average net assets prior to fees waived[5]	0.54%	0.54%	0.54%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets	1.48%	2.27%	2.14%	1.49%	1.15%	1.36%
Ratio of net investment income to average net assets prior to fees waived	1.48%	2.27%	2.14%	1.49%	0.92%	1.36%
Portfolio turnover	97%	97%	125%	135%	143%	128%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP Limited-Term Diversified Income Series Service Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$9.75	$9.53	$9.76	$9.75	$9.72	$9.80

Income (loss) from investment operations:
Net investment income[2]	0.06	0.19	0.18	0.12	0.09	0.11
Net realized and unrealized gain (loss)	0.21	0.26	(0.18)	0.07	0.08	(0.05)

Total from investment operations	0.27	0.45	—	0.19	0.17	0.06

Less dividends and distributions from:
Net investment income	(0.09)	(0.23)	(0.23)	(0.18)	(0.14)	(0.14)

Total dividends and distributions	(0.09)	(0.23)	(0.23)	(0.18)	(0.14)	(0.14)

Net asset value, end of period	$9.93	$9.75	$9.53	$9.76	$9.75	$9.72

Total return[3]	2.74%[4]	4.81%	0.04%[4]	1.92%[4]	1.73%[4]	0.62%[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,172,085	$1,216,346	$1,220,337	$1,319,169	$1,325,979	$1,370,899
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.82%	0.80%	0.80%	0.81%
Ratio of expenses to average net assets prior to fees waived[5]	0.84%	0.84%	0.84%	0.85%	0.85%	0.86%
Ratio of net investment income to average net assets	1.18%	1.97%	1.86%	1.24%	0.90%	1.11%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.97%	1.84%	1.19%	0.85%	1.06%
Portfolio turnover	97%	97%	125%	135%	143%	128%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP REIT Series

The financial highlights table is intended to help you understand the financial performance of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class or

Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information, except for the six months ended June 30, 2020, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Year ended
Delaware VIP REIT Series Standard Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$14.69	$11.85	$13.49	$15.57	$15.89	$15.50

Income (loss) from investment operations:
Net investment income[2]	0.03	0.24	0.28	0.27	0.22	0.21
Net realized and unrealized gain (loss)	(2.94)	2.90	(1.27)	(0.03)	0.67	0.37

Total from investment operations	(2.91)	3.14	(0.99)	0.24	0.89	0.58

Less dividends and distributions from:
Net investment income	(0.25)	(0.30)	(0.27)	(0.24)	(0.21)	(0.19)
Net realized gain	(0.66)	—	(0.38)	(2.08)	(1.00)	—

Total dividends and distributions	(0.91)	(0.30)	(0.65)	(2.32)	(1.21)	(0.19)

Net asset value, end of period	$10.87	$14.69	$11.85	$13.49	$15.57	$15.89

Total return[3]	(19.45%)[4]	26.81%	(7.22% )	1.54%	5.87%	3.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,489	$236,492	$198,904	$235,390	$251,083	$244,618

Ratio of expenses to average net assets[5]	0.83%	0.83%	0.83%	0.84%	0.83%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.83%	0.83%	0.83%	0.84%	0.83%	0.85%
Ratio of net investment income to average net assets	0.55%	1.70%	2.23%	1.94%	1.39%	1.32%
Ratio of net investment income to average net assets prior to fees waived	0.55%	2.38%	2.23%	2.71%	1.39%	1.32%
Portfolio turnover	92%	98%	111%	173%	130%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP REIT Series Service Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$14.66	$11.82	$13.46	$15.54	$15.86	$15.47

Income (loss) from investment operations:
Net investment income[2]	0.02	0.20	0.24	0.24	0.18	0.17
Net realized and unrealized gain (loss)	(2.94)	2.90	(1.27)	(0.03)	0.67	0.37

Total from investment operations	(2.92)	3.10	(1.03)	0.21	0.85	0.54

Less dividends and distributions from:
Net investment income	(0.21)	(0.26)	(0.23)	(0.21)	(0.17)	(0.15)
Net realized gain	(0.66)	—	(0.38)	(2.08)	(1.00)	—

Total dividends and distributions	(0.87)	(0.26)	(0.61)	(2.29)	(1.17)	(0.15)

Net asset value, end of period	$10.87	$14.66	$11.82	$13.46	$15.54	$15.86

Total return[3]	(19.59%)[4]	26.50%	(7.52%)[4]	1.27%[4]	5.62%[4]	3.52%[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,599	$204,193	$173,457	$212,133	$232,062	$238,103
Ratio of expenses to average net assets[5]	1.13%	1.13%	1.11%	1.09%	1.08%	1.10%
Ratio of expenses to average net assets prior to fees waived[5]	1.13%	1.13%	1.13%	1.14%	1.13%	1.15%
Ratio of net investment income to average net assets	0.25%	1.40%	1.95%	1.69%	1.14%	1.07%

Ratio of net investment income to average net assets prior to fees waived	0.25%	1.40%	1.93%	1.64%	1.09%	1.02%
Portfolio turnover	92%	98%	111%	173%	130%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP Smid Cap Core Series

The financial highlights table is intended to help you understand the financial performance of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class or Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information, except for the six months ended June 30, 2020, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP Smid Cap Core Series Standard Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17[2]	12/31/16	12/31/15
Net asset value, beginning of period	$23.09	$18.92	$30.98	$28.08	$29.79	$30.20

Income (loss) from investment operations:
Net investment income[3]	0.01	0.11	0.12	0.06	0.09	0.07
Net realized and unrealized gain (loss)	(3.38)	5.37	(2.59)	4.89	2.15	2.21

Total from investment operations	(3.37)	5.48	(2.47)	4.95	2.24	2.28

Less dividends and distributions from:
Net investment income	(0.11)	(0.12)	(0.05)	(0.09)	(0.07)	(0.12)
Net realized gain	(0.49)	(1.19)	(9.54)	(1.96)	(3.88)	(2.57)

Total dividends and distributions	(0.60)	(1.31)	(9.59)	(2.05)	(3.95)	(2.69)

Net asset value, end of period	$19.12	$23.09	$18.92	$30.98	$28.08	$29.79

Total return[4]	(14.15% )	29.63%	(12.12% )	18.65%	8.29%	7.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$338,901	$399,267	$343,361	$411,087	$394,898	$394,406
Ratio of expenses to average net assets[5]	0.81%	0.81%	0.81%	0.81%	0.82%	0.83%
Ratio of net investment income to average net assets	0.07%	0.52%	0.51%	0.22%	0.33%	0.24%
Portfolio turnover	17%	14%	18%	112%	15%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP Smid Cap Core Series Service Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17[2]	12/31/16	12/31/15
Net asset value, beginning of period	$21.28	$17.52	$29.41	$26.75	$28.56	$29.06

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	0.04	0.05	(0.01)	0.02	— [4]
Net realized and unrealized gain (loss)	(3.11)	4.97	(2.40)	4.66	2.05	2.12

Total from investment operations	(3.13)	5.01	(2.35)	4.65	2.07	2.12

Less dividends and distributions from:
Net investment income	(0.05)	(0.06)	—	(0.03)	—	(0.05)
Net realized gain	(0.49)	(1.19)	(9.54)	(1.96)	(3.88)	(2.57)

Total dividends and distributions	(0.54)		(1.25)	(9.54)	(1.99)		(3.88)	(2.62)

Net asset value, end of period	$17.61		$21.28	$17.52	$29.41		$26.75	$28.56

Total return[5]	(14.28%	)	29.25%	(12.40%)[6]	18.38%[6]		8.02%[6]	7.31%[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196,772		$228,479	$197,556	$239,918		$231,336	$230,085
Ratio of expenses to average net assets[7]	1.11%		1.11%	1.09%	1.06%		1.07%	1.08%
Ratio of expenses to average net assets prior to fees waived[7]	1.11%		1.11%	1.11%	1.11%		1.12%	1.13%
Ratio of net investment income (loss) to average net assets	(0.23%	)	0.22%	0.23%	(0.03%	)	0.08%	(0.01%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.23%	)	0.22%	0.21%	(0.08%	)	0.03%	(0.06%	)
Portfolio turnover	17%		14%	18%	112%		15%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]	The amount is less than $0.005 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[6]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP U.S. Growth Series

The financial highlights table is intended to help you understand the financial performance of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class or Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information, except for the six months ended June 30, 2020, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

Delaware VIP U.S. Growth Series Standard Class

	Six months
	ended
	6/30/20[1]			Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$10.15	$9.57	$11.31	$8.91	$13.31	$13.75

Income (loss) from investment operations:
Net investment income[2]	—[3]	0.01	0.01	0.01	0.02	0.08
Net realized and unrealized gain (loss)	1.27	2.41	(0.27)	2.49	(0.75)	0.66

Total from investment operations	1.27	2.42	(0.26)	2.50	(0.73)	0.74

Less dividends and distributions from:
Net investment income	—	—	—	—	(0.08)	(0.08)

Net realized gain	(0.57)	(1.84)	(1.48)	(0.10)	(3.59)	(1.10)

Total dividends and distributions	(0.57)	(1.84)	(1.48)	(0.10)	(3.67)	(1.18)

Net asset value, end of period	$10.85	$10.15	$9.57	$11.31	$8.91	$13.31

Total return[4]	13.57%	27.25%	(3.00% )	28.28%	(5.17% )	5.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,494	$53,322	$43,417	$46,908	$47,773	$50,055
Ratio of expenses to average net assets[5]	0.73%	0.73%	0.73%	0.74%	0.74%	0.75%
Ratio of net investment income (loss) to average net assets	(0.05% )	0.13%	0.08%	0.05%	0.22%	0.56%
Portfolio turnover	39%	33%	40%	25%	22%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP U.S. Growth Series Service Class

	Six months
	ended
	6/30/20[1]			Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$9.70	$9.24	$11.00	$8.68	$13.07	$13.53

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	(0.02)	(0.02)	(0.02)	—[3]	0.04

Net realized and unrealized gain (loss)	1.21		2.32		(0.26)	2.44		(0.75)	0.65

Total from investment operations	1.19		2.30		(0.28)	2.42		(0.75)	0.69

Less dividends and distributions from:
Net investment income	—		—		—	—		(0.05)	(0.05)
Net realized gain	(0.57)		(1.84)		(1.48)	(0.10)		(3.59)	(1.10)

Total dividends and distributions	(0.57)		(1.84)		(1.48)	(0.10)		(3.64)	(1.15)

Net asset value, end of period	$10.32		$9.70		$9.24	$11.00		$8.68	$13.07

Total return[4]	13.37%		26.88%[5]		(3.29%)[5]	28.10%[5]		(5.50%)[5]	5.08%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$331,781		$318,999		$285,865	$336,676		$316,194	$361,691
Ratio of expenses to average net assets[6]	1.03%		1.03%		1.01%	0.99%		0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived and expenses paid indirectly[6]	1.03%		1.03%		1.03%	1.04%		1.04%	1.05%
Ratio of net investment income (loss) to average net assets	(0.35%	)	(0.17%	)	(0.20% )	(0.20%	)	(0.03% )	0.31%
Ratio of net investment income (loss) to average net assets prior to fees waived and expenses paid indirectly	(0.35%	)	(0.17%	)	(0.22% )	(0.25%	)	(0.08% )	0.26%
Portfolio turnover	39%		33%		40%	25%		22%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP Value Series

The financial highlights table is intended to help you understand the financial performance of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class or Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information, except for the six months ended June 30, 2020, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series’ annual report, which is available upon request by calling 800 523-1918.

		Delaware VIP Value Series Standard Class
	Six months ended 6/30/20[1] (Unaudited)
		Year ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$31.09	$28.31	$31.57	$29.25	$28.64	$29.24

Income (loss) from investment operations:
Net investment income[2]	0.27	0.57	0.54	0.48	0.52	0.55
Net realized and unrealized gain (loss)	(5.08)	4.87	(1.29)	3.38	3.39	(0.65)

Total from investment operations	(4.81)	5.44	(0.75)	3.86	3.91	(0.10)

Less dividends and distributions from:
Net investment income	(0.58)	(0.54)	(0.53)	(0.51)	(0.59)	(0.50)
Net realized gain	(1.33)	(2.12)	(1.98)	(1.03)	(2.71)	—

Total dividends and distributions	(1.91)	(2.66)	(2.51)	(1.54)	(3.30)	(0.50)

Net asset value, end of period	$24.37	$31.09	$28.31	$31.57	$29.25	$28.64

Total return[3]	(15.06% )	19.97%	(2.73% )	13.80%	14.65%	(0.41% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$367,800	$440,587	$388,644	$431,874	$439,265	$389,570
Ratio of expenses to average net assets[4]	0.70%	0.69%	0.69%	0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	2.08%	1.92%	1.77%	1.64%	1.87%	1.88%
Portfolio turnover	16%	13%	13%	11%	17%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

Delaware VIP Value Series Service Class
	Six months ended 6/30/20[1] (Unaudited)
		Year ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$30.95	$28.20	$31.46	$29.15	$28.56	$29.16

Income (loss) from investment operations:
Net investment income[2]	0.23	0.48	0.45	0.41	0.45	0.47
Net realized and unrealized gain (loss)	(5.05)	4.84	(1.28)	3.37	3.37	(0.64)

Total from investment operations	(4.82)	5.32	(0.83)	3.78	3.82	(0.17)

Less dividends and distributions from:
Net investment income	(0.49)	(0.45)	(0.45)	(0.44)	(0.52)	(0.43)
Net realized gain	(1.33)	(2.12)	(1.98)	(1.03)	(2.71)	—

Total dividends and distributions	(1.82)	(2.57)	(2.43)	(1.47)	(3.23)	(0.43)

Net asset value, end of period	$24.31	$30.95	$28.20	$31.46	$29.15	$28.56

Total return[3]	(15.19%)	19.60%	(3.00%)[4]	13.53%[4]	14.32%[4]	(0.64%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$326,877	$399,310	$348,946	$372,576	$365,855	$304,570
Ratio of expenses to average net assets[5]	1.00%	0.99%	0.97%	0.95%	0.95%	0.96%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%	0.99%	0.99%	1.00%	1.00%	1.01%
Ratio of net investment income to average net assets	1.78%	1.62%	1.49%	1.39%	1.62%	1.63%

Ratio of net investment income to average net assets prior to fees waived	1.78%	1.62%	1.47%	1.34%	1.57%	1.58%
Portfolio turnover	16%	13%	13%	11%	17%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

EXHIBIT G

OUTSTANDING SHARES OF THE DELAWARE FUNDS

As of [January 4], 2021, there were the following number of shares outstanding of each class of each Delaware Fund:

Delaware Fund/Share Class	Shares
Delaware VIP Diversified Income Series
Standard Class
Service Class
Delaware VIP High Yield Series
Standard Class
Service Class
Delaware VIP Limited-Term Diversified Income Series
Standard Class
Service Class
Delaware VIP REIT Series
Standard Class
Service Class
Delaware VIP Smid Cap Core Series
Standard Class
Service Class
Delaware VIP U.S. Growth Series
Standard Class
Service Class
Delaware VIP Value Series
Standard Class
Service Class

G-1

EXHIBIT H

OWNERSHIP OF SHARES OF THE DELAWARE FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of [January4], 2021, to the best knowledge of the Delaware Funds owned of record or beneficially 5% or more of the outstanding shares of each class of each Delaware Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Delaware Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Delaware VIP Diversified Income Series
Standard Class

Service Class

Delaware VIP High Yield Series
Standard Class

Service Class

Delaware VIP Limited-Term Diversified Income Series
Standard Class

Service Class

Delaware VIP REIT Series
Standard Class

H-1

Service Class

Delaware VIP Smid Cap Core Series
Standard Class

Service Class

Delaware VIP U.S. Growth Series
Standard Class

Service Class

Delaware VIP Value Series
Standard Class

Service Class

H-2

EXHIBIT I

COMPARISON OF INVESTMENT ADVISORY FEES

Fund Name	Effective Management Fee as of 6/30/2020	Acquiring Fund	Estimated Acquiring Fund Effective Management Fee
Delaware VIP Diversified Income Series	0.58%	LVIP Delaware Diversified Income Fund	0.58%

Delaware VIP High Yield Series	0.65%	LVIP Delaware High Yield Fund	0.65%

Delaware VIP Limited-Term Diversified Income Series	0.48%	LVIP Delaware Limited-Term Diversified Income Fund	0.48%

Delaware VIP REIT Series	0.75%	LVIP Delaware REIT Fund	0.75%

Delaware VIP Smid Cap Core Series	0.74%	LVIP Delaware SMID Cap Core Fund	0.75%

Delaware VIP U.S. Growth Series	0.65%	LVIP Delaware U.S. Growth Fund	0.65%

Delaware VIP Value Series	0.63%	LVIP Delaware Value Fund	0.64%

Comparative Investment Advisory Fee Schedules
Delaware Fund	Delaware Fund Investment Advisory Fee Schedule	Corresponding Acquiring Fund	Acquiring Fund Investment Advisory Fee Schedule
Delaware VIP Diversified Income Series	0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% on assets in excess of $2.5 billion	LVIP Delaware Diversified Income Fund	First $500M Next $500M to $1B Next $1B to $2.5B Over $2.5B	0.65% 0.60% 0.55% 0.50%

Delaware VIP High Yield Series	0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% on assets in excess of $2.5 billion	LVIP Delaware High Yield Fund	First $500M Next $500M to $1B Next $1B to $2.5B Over $2.5B	0.65% 0.60% 0.55% 0.50%

Delaware VIP Limited-Term Diversified Income Series	0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion	LVIP Delaware Limited-Term Diversified Income Fund	First $500M Next $500M to $1B Next $1B to $2.5B Over $2.5B	0.500% 0.475% 0.450% 0.425%

Delaware VIP REIT Series	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $1.5 billion 0.60% on assets in excess of $2.5 billion	LVIP Delaware REIT Fund	First $500M Next $500M to $1B Next $1B to $2.5B Over $2.5B	0.75% 0.70% 0.65% 0.60%

Delaware VIP Smid Cap Core Series	0.75% on the first $500 million 0.70% on next $500 million 0.65% on next $1.5 billion	LVIP Delaware SMID Cap Core Fund	First $500M Next $500M to $1B Next $1B to $2.5B	0.75% 0.70% 0.65%

I-1

	0.60% on assets in excess of $2.5 billion		Over $2.5B	0.60%

Delaware VIP U.S. Growth Series	0.65% on first $500 million 0.60% on next $500 million 0.55% on next $1.5 billion 0.50% on assets in excess of $2.5 billion	LVIP Delaware U.S. Growth Fund	First $500M Next $500M to $1B Next $1B to $2.5B Over $2.5B	0.65% 0.60% 0.55% 0.50%

Delaware VIP Value Series	0.65% on the first $500 million 0.60% on the next $500 million 0.55% on the next $1.5 billion 0.50% on assets in excess of $2.5 billion	LVIP Delaware Value Fund	First $500M Next $500M to $1B Next $1B to $2.5B Over $2.5B	0.65% 0.60% 0.55% 0.50%

I-2

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT! EASY VOTING OPTIONS: VOTE AT THE VIRTUAL MEETING Please detach at perforation before mailing. VOTING INSTRUCTION CARD Delaware VIP® Diversified Income Series (a series of Delaware VIP® Trust) 100 Independence 610 Market Street Philadelphia, PA 19106-2354 JOINTSPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [ ], 2021 INSURANCE COMPANY DROP-IN. Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the Delaware VIP® Diversified Income Series that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held on [ ], 2021, and at any adjournments or postponements thereof. This Voting Instruction Card is being solicited on behalf of the Board of Trustees of the Delaware VIP® Trust. If you sign below but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account. VOTE VIA THE INTERNET: [www.proxy-direct.com] VOTE VIA THE TELEPHONE: [1-866-298-8476] PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE. [INV_30392_010919_VI]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT! Important Notice Regarding the Availability of Proxy Materials forthe Delaware VIP® Diversified Income Series Joint Special Meeting of Shareholders to Be Held on [ ], 2021. The ProxyStatement for this meeting is available at: [ ] Please detach at perforation before mailing. This Voting Instruction Card will be voted as instructed. If no specification is made for the proposal, the Voting Instruction Card will be voted “FOR” the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof. TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: X Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1. 1. To approve an Agreement and Plan of Reorganization providing for the reorganization of the FOR AGAINST ABSTAIN Delaware VIP® Diversified Income Series into the LVIP Delaware Diversified Income Fund. ☐ ☐ ☐ 2. To transact other business that may properly come before the Meeting. Authorized Signatures — This section must be completed for your vote to be counted — Sign and Date Below Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature. Date (mm/dd/yyyy) — Please print date below Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box Scanner bar code [xxxxxxxxxxxxxx INV 30392 M xxxxxxxx]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
EASY VOTING OPTIONS:
Read your proxy statement and have it at hand when voting.
If you vote on the Internet or by Telephone, you need not return this Voting Instruction card.
Please detach at perforation before mailing.
VOTING INSTRUCTION CARD
Delaware VIP® High Yield Series
(a series of Delaware VIP® Trust)
100 Independence
610 Market Street
Philadelphia, PA 19106-2354
JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [ ], 2021
INSURANCE COMPANY DROP-IN.
Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the Delaware VIP® High Yield Series that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held on [ ], 2021, and at any adjournments or postponements thereof. This Voting Instruction Card is being solicited on behalf of the Board of Trustees of the Delaware VIP® Trust.
If you sign below but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account.
VOTE VIA THE INTERNET: [www.proxy-direct.com]
VOTE VIA THE TELEPHONE: [1-866-298-8476]
PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE.
[INV_30392_010919_VI]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials for the
Delaware VIP® High Yield Series
Joint Special Meeting of Shareholders to Be Held on [ ], 2021.
The Proxy Statement for this meeting is available at: [ ]
Please detach at perforation before mailing.
This Voting Instruction Card will be voted as instructed. If no specification is made for the proposal, the Voting Instruction Card will be voted “FOR” the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.
TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:    X
Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1.
1. To approve an Agreement and Plan of Reorganization providing for the reorganization of the                FOR    AGAINST                ABSTAIN
Delaware VIP® High Yield Series into the LVIP Delaware High Yield Fund.    ☐ ☐ ☐
2.    To transact other business that may properly come before the Meeting.
Authorized Signatures — This section must be completed for your vote to be counted — Sign and Date Below
Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.
Date (mm/dd/yyyy) — Please print date below    Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box
Scanner bar code
    [xxxxxxxxxxxxxx                INV 30392                M    xxxxxxxx]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
EASY VOTING OPTIONS:
Read your proxy statement and have it at hand when voting.
If you vote on the Internet or by Telephone, you need not return this Voting Instruction card.
Please detach at perforation before mailing.
VOTING INSTRUCTION CARD
Delaware VIP® Limited-Term Diversified Income Series
(a series of Delaware VIP® Trust)
100 Independence
610 Market Street
Philadelphia, PA 19106-2354
JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [ ], 2021
INSURANCE COMPANY DROP-IN.
Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the Delaware VIP® Limited-Term Diversified Income Series that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held on [ ], 2021, and at any adjournments or postponements thereof. This Voting Instruction Card is being solicited on behalf of the Board of Trustees of the Delaware VIP® Trust.
If you sign below but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account.
VOTE VIA THE INTERNET: [www.proxy-direct.com]
VOTE VIA THE TELEPHONE: [1-866-298-8476]
PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE.
[INV_30392_010919_VI]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials for the
Delaware VIP® Limited-Term Diversified Income Series
Joint Special Meeting of Shareholders to Be Held on [ ], 2021.
The Proxy Statement for this meeting is available at: [ ]
Please detach at perforation before mailing.
This Voting Instruction Card will be voted as instructed. If no specification is made for the proposal, the Voting Instruction Card will be voted “FOR” the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.
[GRAPHIC APPEARS HERE]
TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:    X
[GRAPHIC APPEARS HERE]
Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1.
1. To approve an Agreement and Plan of Reorganization providing for the reorganization of the                FOR    AGAINST                ABSTAIN
Delaware VIP® Limited-Term Diversified Income Series into the LVIP Delaware    ☐ ☐ ☐
Limited-Term Diversified Income Fund.
2.    To transact other business that may properly come before the Meeting.
Authorized Signatures — This section must be completed for your vote to be counted — Sign and Date Below
Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.
Date (mm/dd/yyyy) — Please print date below    Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box
Scanner bar code
[xxxxxxxxxxxxxx                INV 30392                M    xxxxxxxx]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
EASY VOTING OPTIONS:
Read your proxy statement and have it at hand when voting.
If you vote on the Internet or by Telephone, you need not return this Voting Instruction card.
Please detach at perforation before mailing.
VOTING INSTRUCTION CARD
Delaware VIP® REIT Series
(a series of Delaware VIP® Trust)
100 Independence
610 Market Street
Philadelphia, PA 19106-2354
JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [ ], 2021
INSURANCE COMPANY DROP-IN.
Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the Delaware VIP® REIT Series that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held on [ ], 2021, and at any adjournments or postponements thereof. This Voting Instruction Card is being solicited on behalf of the Board of Trustees of the Delaware VIP® Trust.
If you sign below but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account.
VOTE VIA THE INTERNET: [www.proxy-direct.com]
VOTE VIA THE TELEPHONE: [1-866-298-8476]
PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE.
[INV_30392_010919_VI]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials for the
Delaware VIP® REIT Series
Joint Special Meeting of Shareholders to Be Held on [ ], 2021.
The Proxy Statement for this meeting is available at: [ ]
Please detach at perforation before mailing.
This Voting Instruction Card will be voted as instructed. If no specification is made for the proposal, the Voting Instruction Card will be voted “FOR” the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.
TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:    X
Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1.
1. To approve an Agreement and Plan of Reorganization providing for the reorganization of the                 FOR    AGAINST                ABSTAIN
Delaware VIP® REIT Series into the LVIP Delaware REIT Fund.    ☐ ☐ ☐
2.    To transact other business that may properly come before the Meeting.
Authorized Signatures — This section must be completed for your vote to be counted — Sign and Date Below
Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.
Date (mm/dd/yyyy) — Please print date below    Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box
Scanner bar code
[xxxxxxxxxxxxxx                INV 30392                M    xxxxxxxx]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
EASY VOTING OPTIONS:
Read your proxy statement and have it at hand when voting.
If you vote on the Internet or by Telephone, you need not return this Voting Instruction card.
Please detach at perforation before mailing.
VOTING INSTRUCTION CARD
Delaware VIP® Smid Cap Core Series
(a series of Delaware VIP® Trust)
100 Independence
610 Market Street
Philadelphia, PA 19106-2354
JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [ ], 2021
INSURANCE COMPANY DROP-IN.
Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the Delaware VIP® Smid Cap Core Series that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held on [ ], 2021, and at any adjournments or postponements thereof. This Voting Instruction Card is being solicited on behalf of the Board of Trustees of the Delaware VIP® Trust.
If you sign below but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account.
VOTE VIA THE INTERNET: [www.proxy-direct.com]
VOTE VIA THE TELEPHONE: [1-866-298-8476]
PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE.
[INV_30392_010919_VI]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials for the
Delaware VIP® Smid Cap Core Series
Joint Special Meeting of Shareholders to Be Held on [ ], 2021.
The Proxy Statement for this meeting is available at: [ ]
Please detach at perforation before mailing.
This Voting Instruction Card will be voted as instructed. If no specification is made for the proposal, the Voting Instruction Card will be voted “FOR” the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.
TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:    X
Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1.
1. To approve an Agreement and Plan of Reorganization providing for the reorganization of the                FOR    AGAINST ABSTAIN
Delaware VIP® Smid Cap Core Series into the LVIP Delaware SMID Cap Core Fund.    ☐ ☐ ☐
2.    To transact other business that may properly come before the Meeting.
Authorized Signatures — This section must be completed for your vote to be counted — Sign and Date Below
Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.
Date (mm/dd/yyyy) — Please print date below    Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box
Scanner bar code
[xxxxxxxxxxxxxx                INV 30392                M    xxxxxxxx]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
EASY VOTING OPTIONS:
Read your proxy statement and have it at hand when voting.
If you vote on the Internet or by Telephone, you need not return this Voting Instruction card.
Please detach at perforation before mailing.
VOTING INSTRUCTION CARD
Delaware VIP® U.S. Growth Series
(a series of Delaware VIP® Trust)
100 Independence
610 Market Street
Philadelphia, PA 19106-2354
JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [ ], 2021
INSURANCE COMPANY DROP-IN.
Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the Delaware VIP® U.S. Growth Series that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held on [ ], 2021, and at any adjournments or postponements thereof. This Voting Instruction Card is being solicited on behalf of the Board of Trustees of the Delaware VIP® Trust.
If you sign below but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account.
VOTE VIA THE INTERNET: [www.proxy-direct.com]
VOTE VIA THE TELEPHONE: [1-866-298-8476]
PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE.
[INV_30392_010919_VI]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials for the
Delaware VIP® U.S. Growth Series
Joint Special Meeting of Shareholders to Be Held on [ ], 2021.
The Proxy Statement for this meeting is available at: [ ]
Please detach at perforation before mailing.
This Voting Instruction Card will be voted as instructed. If no specification is made for the proposal, the Voting Instruction Card will be voted “FOR” the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof.
TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:    X
Proposal The Board of Trustees unanimously recommends a vote “FOR” Proposal 1.
1. To approve an Agreement and Plan of Reorganization providing for the reorganization of the                FOR AGAINST ABSTAIN
Delaware VIP® U.S. Growth Series into the LVIP Delaware U.S. Growth Fund.    ☐ ☐ ☐
2.    To transact other business that may properly come before the Meeting.
Authorized Signatures — This section must be completed for your vote to be counted — Sign and Date Below
Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.
Date (mm/dd/yyyy) — Please print date below    Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box
Scanner bar code
[xxxxxxxxxxxxxx                INV 30392                M    xxxxxxxx]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT! EASY VOTING OPTIONS: Read your proxy statement and have it at hand when voting. If you vote on the Internet or by Telephone, you need not return this Voting Instruction card. Please detach atperforation before mailing. VOTING INSTRUCTION CARD Delaware VIP® Value Series (a series of Delaware VIP® Trust) 100 Independence 610 Market Street Philadelphia, PA 19106-2354 JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [ ], 2021 INSURANCE COMPANY DROP-IN. Revoking any prior instructions, the undersigned instructs the above referenced insurance company (the “Company”) to vote and act with respect to all shares of the Delaware VIP® Value Series that are attributable to his or her contract or interest therein and held in the Company separate account, at the Joint Special Meeting of Shareholders to be held on [ ], 2021, and at any adjournments or postponements thereof. This Voting Instruction Card is being solicited on behalf of the Board of Trustees of the Delaware VIP® Trust. If you sign below but do not mark instructions, the Company will vote all shares of the Fund attributable to your account value FOR the proposal. If you do not return this Voting Instruction Card, the Company will vote all shares attributable to your account value in proportion to the timely voting instructions actually received from contract owners in the separate account. VOTE VIA THE INTERNET: [www.proxy-direct.com] VOTE VIA THE TELEPHONE: [1-866-298-8476] PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN THE VOTING INSTRUCTION CARD PROMPTLY USING THE ENCLOSED ENVELOPE. [INV_30392_010919_VI]

EVERY CONTRACT OWNER’S VOTE IS IMPORTANT! Important Notice Regarding the Availability of Proxy Materials for the Delaware VIP® Value Series Joint Special Meeting of Shareholders to Be Held on [ ], 2021. Please detach at perforation before mailing. This Voting Instruction Card will be voted as instructed. If no specification is made for the proposal, the Voting Instruction Card will be voted “FOR” the proposal. The Proxies are authorized in their discretion to vote upon such other matters as may come before the Special Meeting or any adjournments or postponements thereof. TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: X Proposal The Board of Trustees unanimously recommends a vote“FOR” Proposal 1. 1. To approve an Agreement and Plan of Reorganization providing for the reorganization of the Delaware VIP® Value Series into the LVIP Delaware Value Fund. FOR AGAINST ABSTAIN ☐ ☐ ☐ 2. To transact other business that may properly come before the Meeting. Authorized Signatures — This section must be completed for your vote to be counted — Sign and Date Below Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, officer of corporation or other entity or in anotherrepresentative capacity, please give the full title under the signature. Date (mm/dd/yyyy) — Please print date below Signature 1 — Please keep signature within the box Signature 2 — Please keep signature within the box Scanner bar code [xxxxxxxxxxxxxx INV 30392 M xxxxxxxx]

PART B

STATEMENT OF ADDITIONAL INFORMATION

[January 20], 2021

DELAWARE VIP® TRUST

100 Independence

610 Market Street

Philadelphia PA 19106-2354

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated [January 20], 2021 (the “Combined Proxy Statement/Prospectus”), relating to the proposed reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each fund identified below under the heading “Delaware Funds,” each a series of Delaware VIP® Trust (each, a “Delaware Fund” and collectively, the “Delaware Funds”), into a corresponding, newly formed series identified below under the heading “Corresponding Acquiring Funds,” each a series of Lincoln Variable Insurance Products Trust (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on [April 7], 2021 for each of the Delaware Funds listed below:

Delaware Funds	Corresponding Acquiring Funds
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Income Fund
Delaware VIP High Yield Series	LVIP Delaware High Yield Fund
Delaware VIP Limited-Term Diversified Income Series	LVIP Delaware Limited-Term Diversified Income Fund
Delaware VIP REIT Series	LVIP Delaware REIT Fund
Delaware VIP Smid Cap Core Series	LVIP Delaware SMID Cap Core Fund
Delaware VIP U.S. Growth Series	LVIP Delaware U.S. Growth Fund
Delaware VIP Value Series	LVIP Delaware Value Fund

Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing to or calling the Delaware Funds, 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, or by calling (800) 523-1918. You can also access this information at delawarefunds.com/literature.

S-1

General Information

Incorporation by Reference

General Information

This SAI relates to the acquisition of the assets and liabilities of each Delaware Fund by its corresponding Acquiring Fund. Each Acquiring Fund is a series of Lincoln Variable Insurance Products Trust. Each Delaware Fund is a series of Delaware VIP Trust. Further information is included in the Combined Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the Reorganizations of each Delaware Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of Lincoln Variable Insurance Products Trust with no assets or liabilities that will commence operations upon the closing of the respective Reorganization and continue the operations of the corresponding Delaware Fund. Each Delaware Fund shall be the accounting and performance survivor in the applicable Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Delaware Fund. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission:

•	The prospectuses for the Delaware Funds, dated April 29, 2020 (Accession No. 0001145443-20-000246), as supplemented;
•	The prospectuses for the Acquiring Funds, dated December 15, 2020 (Accession No. 0001193125-20-318155);
•	The Statement of Additional Information for the Delaware Funds dated April 29, 2020 (Accession No. 0001145443-20-000246), as supplemented;
•	The Statement of Additional Information for the Acquiring Funds dated December 15, 2020 (Accession No. 0001193125-20-318155);
•	The Annual Reports to shareholders of the Delaware Funds for the fiscal year ended December 31, 2019 (Accession No. 0001206774-20-000740); and
•	The Semi-Annual Reports to shareholders of the Delaware Funds for the six months ended June 30, 2020 (Accession No. 0001206774-20-002735).

S-2

Lincoln Variable Insurance Products Trust

Part C - Other Information

Item 15. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (“LIAC”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.

Item 16. Exhibits

Defined Terms for Exhibits:

●	Lincoln Investment Advisors Corporation (“LIAC”)
●	Lincoln Variable Insurance Products Trust (“LVIP Trust”)
●	Lincoln Financial Distributors, Inc. (“LFD”)
●	The Lincoln National Life Insurance Company (“Lincoln Life”)
●	Lincoln Life & Annuity Company of New York (“Lincoln New York”)
●	Post-Effective Amendment (“PEA”)

Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:

(1)	Declaration of Trust.

	(a)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.

	(b)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.

(2)	By-laws.

	(a)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.

(3)	N/A

(4)	Form of Agreement and Plan of Reorganization is filed herewith.

(5)	Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws, incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(6)	Investment Advisory Contracts.

	(a)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LIAC, previously filed with PEA 41 on April 15, 2008.

		(1)	Amendment to Schedule A to the Investment Management Agreement, dated December 11, 2020, between LVIP Trust and LIAC, previously filed with PEA 211 on December 15, 2020.

	(b)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cayman, Ltd. and LIAC, previously filed with PEA 197 on April 25, 2019.

	(c)	Reserved.

	(d)	Sub-Advisory Contracts.

		(1)	Sub-Advisory Agreement dated April 30, 2019, between LIAC and American Century Investment Management Inc., previously filed with PEA 199 on April 30, 2019.

		(2)	Sub-Advisory Agreement dated June 5, 2007, between LIAC and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2016, between LIAC and BAMCO, Inc., previously filed with PEA 211 on December 15, 2020.

		(3)	Sub-Advisory Agreement dated March 21, 2016, between LIAC and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.

		(4)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.

		(5)	Sub-Advisory Agreement dated August 27, 2012, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.

(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 21, 2019, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

		(6)	Sub-Advisory Agreement dated January 1, 2017, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LIAC and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.

		(7)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and ClearBridge Investments, LLC, previously filed with PEA 211 on December 15, 2020.

		(8)	Sub-Advisory Agreement dated January 4, 2010, between LIAC and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

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(9)	Reserved.

(10)	Sub-Advisory Agreement dated May 1, 2010, between LIAC and Delaware Management Company (currently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

(11)	Sub-Advisory Agreement dated October 1, 2014, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 164 on January 8, 2016.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2017, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.

(12)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LIAC and Delaware Management Company, previously filed with PEA 204 on April 16, 2020.

(13)	Amendment to Sub-Advisory Agreements, dated January 10, 2019, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 199 on April 30, 2019.

(14)	Sub-Advisory Agreement dated May 1, 2015, between LIAC and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 4, 2020, between LIAC and Dimensional Fund Advisers LP, previously filed with PEA 205 on April 29, 2020.

(15)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LIAC and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.

(16)	Sub-Advisory Agreement dated May 1, 2009, between LIAC and Franklin Advisers, Inc., previously filed with PEA 132 on April 30, 2012.

(17)	Sub-Advisory Agreement dated January 27, 2016, between LIAC and Franklin Mutual Advisers, LLC, previously filed with PEA 168 on April 29, 2016.

(18)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.

(19)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.

(20)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.

(21)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 145 on April 30, 2013.

(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

(ii) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

(iii) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 186 on April 30, 2018.

3

(22)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.

(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.

(23)	Sub-Advisory Agreement dated April 30, 2018, between LIAC and Loomis, Sayles & Company, L.P., previously filed with PEA 211 on December 15, 2020.

(24)	Sub-Advisory Agreement dated October 30, 2018, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(25)	Sub-Advisory Agreement dated October 1, 2010, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LIAC Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(26)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.

(27)	Sub-Advisory Agreement dated May 1, 2016, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.

(i) Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.

(ii) Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.

(28)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 6, 2014, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 211 on December 15, 2020.

(29)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.

(30)	Sub-Advisory Agreement dated April 30, 2014 between LIAC and Pacific Investment Management Company LLC, previously filed with PEA 152 on April 30, 2014.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2016, between LIAC and Pacific Investment Management Company LLC, previously filed with PEA 211 on December 15, 2020.

(31)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and QS Investors LLC, previously filed with PEA 211 on December 15, 2020.

(32)	Sub-Advisory Agreement effective April 28, 2020 between LIAC and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.

4

(33)	Sub-Advisory Agreement dated April 30, 2008 between LIAC and SSGA Funds Management, Inc., previously filed with PEA 152 on April 30, 2014.

(i) Amendment to Schedule A to the Sub-Advisory Agreement dated November 1, 2018, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 190 on September 28, 2018.

(34)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 168 on April 29, 2016.

(i) Amendment to Sub-Advisory Agreement dated March 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.

(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.

(35)	Reserved.

(36)	Sub-Advisory Agreement dated February 1, 2018 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 182 on January 31, 2018.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.

(37)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 from April 30, 2018.

(38)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.

(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.

(39)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.

(40)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and Wellington Management Company LLP, previously filed with PEA 168 on April 29, 2016.

(41)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LIAC and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.

(42)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.

(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LIAC and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.

(43)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.

5

		(44)	Form of Sub-Sub-Advisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock International Limited previously filed with PEA 152 on April 30, 2014.

		(45)	Form of Sub-Sub-Advisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock (Singapore) Limited previously filed with PEA 152 on April 30, 2014.

		(46)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C, previously filed with PEA 152 on April 30, 2014.

		(47)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.

		(48)	Sub-Sub-Advisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.

		(49)	Form of Sub-Sub-Advisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 205 on April 29, 2020.

		(50)	Sub-Advisory Agreement between LIAC, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.

(7)	Underwriting Contracts.

	(a)	Principal Underwriting Agreement dated January 1, 2012 between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.

		(1)	Amendment to Schedule A to Principal Underwriting Agreement dated December 15, 2020, between LVIP Trust and LFD, previously filed with PEA 211 on December 15, 2020.

(8)	N/A

(9)	Custodian Agreements.

	(a)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

		(1)	Amendment to Appendix A to Mutual Fund Custody Agreement dated April 1, 2020, between LVIP Trust and State Street Bank and Trust Company, filed with PEA 205 on April 29, 2020.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan.

	(a)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.

		(1)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 1, 2020, previously filed with PEA 205 on April 29, 2020.

	(b)	Distribution Services Agreement dated May 1, 2008 between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.

		(1)	Amendment to Schedule A to the Distribution Services Agreement, dated December 11, 2020, between LVIP Trust and LFD, previously filed with PEA 211 on December 15, 2020.

	(c)	Rule 18f-3 Multiple Class Plan approved September 15, 2015, previously filed with PEA 165 on January 8, 2016.

(11)	Legal Opinion.

	(a)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.

	(b)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.

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	(c)	Legal Opinion of Counsel dated December 21, 2020, filed herewith.

(12)	N/A

(13)	Other Material Contracts.

	(a)	Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

		(1)	Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated April 1, 2020, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 205 on April 20, 2020.

	(b)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.

		(1)	Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previously filed with PEA 186 on April 30, 2018.

	(c)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LIAC and LVIP Trust, previously filed with PEA 197 on April 25, 2017.

		(1)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated September 22, 2020, between LIAC and LVIP Trust, previously filed with PEA 211 on December 15, 2020.

	(d)	Advisory Fee Waiver Agreement dated March 7, 2013, between LIAC and LVIP Trust, previously filed with PEA 145 on April 30, 2013.

		(1)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated September 22, 2020, between LIAC and LVIP Trust, previously filed with PEA 211 on December 15, 2020.

	(e)	Administrative Services Agreement dated July 30, 2010 between Capital Research and Management Company and LIAC(10)

	(f)	Consulting Agreements

		(1)	Consulting Agreement dated April 29, 2011, between LIAC and The Vanguard Group Inc., previously filed with PEA 129 on April 11, 2012.

		(2)	Consulting Agreement dated January 1, 2018, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.

	(g)	Participation Agreements

		(1)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.

		(2)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln Life and LVIP Trust, previously filed with PEA 152 on April 30, 2014.

		(3)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.

		(4)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.

		(5)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, Great-West Life & Annuity Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with PEA 41 on April 15, 2008.

7

		(6)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Nationwide Financial Services, Inc., previously filed with PEA 41 on April 15, 2008.

		(7)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and New York Life Insurance and Annuity Corporation , previously filed with PEA 41 on April 15, 2008.

		(8)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, Lincoln Investment Advisors and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.

		(9)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Standard Insurance Company , previously filed with PEA 41 on April 15, 2008.

		(10)	Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LIAC, American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder, Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service Company, previously filed with PEA 104 on April 12, 2011.

		(11)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

		(12)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.

		(13)	Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York to United States Life Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

		(14)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

		(15)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.

		(16)	Master Fund Participation Agreement dated June 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, previously filed with PEA 103 on April 12, 2011.

		(17)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 152 on April 30, 2014.

		(18)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.

	(h)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.

(14)	Consent of Independent Registered Public Accounting Firm dated December 21, 2020, filed herewith.

(15)	N/A

(16)	Power of Attorney (LVIP Trust) dated December 8, 2020, filed herewith.

(17)	Codes of Ethics.

	(a)	Code of Ethics for LVIP Trust and LIAC, previously filed with PEA 205 on April 29, 2020.
	(b)	Code of Ethics for LFD, previously filed with PEA 205 on April 29, 2020.
	(c)	Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie and Optimum Funds Trust, previously filed with PEA 211 on December 15, 2020.

Item 17. Undertakings

Not applicable

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SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 this Registration Statement has been signed on behalf by the Registrant and the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana, on this 21st day of December, 2020.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ Jayson R. Bronchetti
Jayson R. Bronchetti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on December 21, 2020.

Signature	Title

/s/ Ellen Cooper*	Chairman of the Board and Trustee
Ellen Cooper

President
By: /s/ Jayson R. Bronchetti	(Principal Executive Officer)
Jayson R. Bronchetti

Chief Accounting Officer
By: /s/ William P. Flory, Jr.	(Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.

/s/ Steve A. Cobb*	Trustee
Steve A. Cobb

/s/ Elizabeth S. Hager*	Trustee
Elizabeth S. Hager

/s/ Gary D. Lemon*	Trustee
Gary D. Lemon

/s/ Thomas A. Leonard*	Trustee
Thomas A. Leonard

/s/ Charles I. Plosser*	Trustee
Charles I. Plosser

/s/ Pamela L. Salaway*	Trustee
Pamela L. Salaway

/s/ Nancy B. Wolcott*	Trustee
Nancy B. Wolcott
Attorney-in-Fact

By: /s/ Jayson R. Bronchetti
Jayson R. Bronchetti

* Pursuant to a Power of Attorney filed herewith.